As filed with the Securities and Exchange Commission on June 28, 2013

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 116	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 117	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

David T. Buhler, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
on (date), pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
x	on August 31, 2013, pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

August 31, 2013

Fund	Ticker
	Class A	Class I
Redmont Resolute Fund I	RMRFX	RMREX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Redmont Resolute Fund I (the “Fund”)

Investment Objective

The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING AND REDEEMING SHARES” at page [    ] of the Prospectus and “PURCHASE & REDEMPTION OF SHARES” at page [    ] of the Fund’s statement of additional information.

	Class A	Class I

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%(1)	None

Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%(1)	None

Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	%	%
Other Fund Expenses	%	%
Shareholder Services Fees	0.15%	0.00%
Swap Fees and Expenses(2)
Acquired Fund Fees and Expenses(3)%		%
Total Annual Fund Operating Expenses(4)%		%
Fee Waiver and Expense Reimbursement(5)	( )%	( )%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	%	%

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(1)

If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.

(2)

The cost of swap(s) includes only the costs embedded in the swap(s) that reduce the returns of the associated reference assets (for example, an underlying pool of securities). Returns of swap(s) will be reduced, and their losses increased by the operating expenses of the reference assets and such operating expenses may include management fees, operating, audit, and administration costs, among others. The operating expenses of the reference assets, which are not reflected in the table above, are embedded in the returns of the associated swap(s) and represent an indirect cost of investing in the Fund.

(3)

Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more “acquired funds” as defined in this Prospectus, which generally includes investments in other mutual funds and other pooled investment vehicles. Acquired Fund Fees and Expenses have been restated to reflect changes expected to occur in the current fiscal year.

(4)

The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(5)

Highland Associates, Inc. (the “Adviser”) has agreed, with respect to the Fund’s Class A and Class I shares, contractually to waive the portion of its 1.50% Management Fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”), and/or reimburse the Fund (or class, as applicable) by the amount of such excess. For the current fiscal year, Sub-Advisory Fees are estimated to be % of the Fund’s daily average net assets. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund’s Class A and Class I shares, to the extent the Fund’s total annual expenses (exclusive of Distribution and Service (12b-1) Fees, Swap Fees and Expenses, Shareholder Services Fees, Acquired Fund Fees and Expenses, Sub-Advisory Fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.90% of Fund I’s average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to Fund I by the extent of such excess, and/or shall reimburse Fund I (or class, as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of Fund I in the same manner as the underlying expenses or fees were allocated. The fee waivers and/or expense reimbursements for the Fund are in effect through August 31, 2017. With respect to its agreement to limit total annual expenses for the Fund’s Class A shares and Class I shares to 1.90% of the Fund’s average daily net assets as described above, the Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$	$	$	$
Class I Shares	$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

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Principal Investment Strategies of the Fund

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies, (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. These three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of the Fund. The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds exchange-traded funds and exchange-traded notes in which the Fund may invest are referred to as “Underlying Funds.”

The hedging or alternative strategies to which the Fund’s Underlying Investment Strategies seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, the Fund generally seeks to maintain net equity exposure ranging between ten percent (10%) to sixty percent (60%) of net assets. For example, an Underlying Investment Strategy that uses or that provides exposure to a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash. The remainder of the Fund’s exposure (i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more Underlying Investment Strategies.

The Adviser determines the allocation of the Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser seeks to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, the Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. The Fund is not required to invest in any minimum number of Underlying Investment Strategies, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, Underlying Fund, derivatives, investment strategy, or market sector. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Underlying Investment Strategies, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Underlying Investment Strategies may be available to the Fund if it chooses to use them in the future.

Sub-Advisers

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into sub-advisory agreements with turner Investments, L.P. (“Turner”) and Robeco Investment Management, Inc. (“RIM”) for the Fund. As of the date of this Prospectus, the Fund’s assets which have been allocated to Sub-Advisers are allocated to RIM.

Underlying Funds

Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC and consistent with the conditions specified in such order. Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Swap Contracts on Underlying Pools

Swap contracts, such as total return swaps, are contracts between the Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, the Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference

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asset or index). The Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.

In addition to Underlying Investment Strategies, the Adviser may invest the Fund’s assets directly in the same manner as any Sub-Adviser in pursuit of the Fund’s investment objective. Investments generally include equity securities, fixed income securities and derivatives.

• In addition to the Underlying Investment Strategies, the Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”).

• The Fund may invest in fixed-income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

• The Fund may invest in derivatives, in addition to swap contracts whose value is derived from an Underlying Pool, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund’s forward contracts include forward currency contracts. The Fund’s swap agreements may also include equity, interest rate, index, credit default and currency rate swap agreements. The Fund’s futures contracts may include futures on securities, commodities, and securities indices. The Fund’s options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks of the Fund

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Unless stated otherwise, the principal risks described below are applicable to the Fund directly and indirectly through the Underlying Investment Strategies in which the Fund invests.

ADR Risk - The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities, and their value may change materially at times when the U.S. markets are not open for trading.

Aggressive Investment Technique Risk – Using investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Below-Investment Grade Securities Risk - Investments in below-investment grade fixed-income securities (“high yield securities” or “junk bonds”) are generally more speculative than investment grade fixed-income securities and have a greater risk of default. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

Commodity Risk – Investing long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. The Fund, either directly or through investment in an Underlying Investment Strategy, may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity.

Convertible Securities Risk - Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the Fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline

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in the market value of the securities. The Fund has no pre-established minimum credit quality standards for convertible securities and may invest in convertible securities of any quality as well as unrated securities and securities in default.

Credit Risk – Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund or an Underlying Investment Strategy in which the Fund invests uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When the Fund or an Underlying Investment Strategy invests in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, it is subject to the credit risks of the underlying assets that collateralize the instrument.

Currency Risk – The value of the securities held by the Fund or an Underlying Investment Strategy may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk – Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund or an Underlying Investment Strategy in which the Fund invests will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives can magnify gains or losses.

Swap Contract Risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference, such as an Underlying Pool, does not perform as anticipated. Although total return swaps on Underlying Pools may seek to approximate the economic results of investments in pooled vehicles, such swap contracts are not securities, and may be subject to particular liquidity risks. In addition, to the extent the Fund seeks exposure to the returns of an Underlying Pool through a total return swap, the Fund’s use of such swaps is also subject to risks associated with the Adviser’s assessment of an Underlying Pool manager’s ability to execute hedging or alternative strategies and deliver returns.

Distressed Investments Risk - The Fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Emerging Markets Risk - Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk - The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Exchange-Traded and Closed-End Fund Risk – The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Underlying Investment Strategy invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the Underlying Investment Strategy may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds.

Exchange-Traded Note Risk – The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs.

Fixed Income Risk – Investing in long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Investing in long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

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Futures Contracts Risk- There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Initial Public Offering Risk - The Fund may purchase securities in an initial public offering (“IPO”) or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933, as amended) and may be illiquid; thus the Fund may not be able to dispose of them promptly at the price at which they are valued.

Large-Cap, Mid-Cap and Small-Cap Companies Risk - The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Leverage Risk –One or more Underlying Investment Strategies may cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions. The Fund may also invest in leveraged ETFs that seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio.

Liquidity Risk – When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities.

Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Market Risk – The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular Underlying Investment Strategy’s share price. The Fund or an Underlying Investment Strategy may decline in value even when the values of stocks or bonds in general are rising. Overall financial market risks affect the value of the Fund’s investments and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Mortgage-Related Securities Risk - The Fund’s investments in mortgage-related securities may be affected by, among other things, changes in interest rates, the creditworthiness of the entities that provide their credit enhancements or the market’s assessment of the quality of the underlying assets. Mortgage-related securities can be sensitive to changes in interest rates and are subject to pre-payment risk, which is the risk that the underlying debt may be refinanced or prepaid. Mortgage-related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers. Mortgage-related securities issued by private issuers are subject to greater credit risks than those issued or guaranteed by the U.S. government.

Multiple Investment Sub-Adviser Risk - The Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses to the Fund. Each Sub-Adviser uses a particular style or set of styles to select investments for the Fund. Those styles may be out of favor or may not produce the best results over the investment time periods. Each Sub-Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Non-Diversified Risk – An Underlying Investment Strategy in which the Fund invests that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Options Risk - The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over the-counter options expose the Fund to counterparty risk.

Portfolio Turnover Risk - Frequent trading of securities by the Fund or Underlying Investment Strategy may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund, the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Preferred Stock Risk - Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Repurchase and Reverse Repurchase Transactions Risk - The Fund may enter into repurchase and reverse repurchase transactions agreements. If the party agreeing to repurchase should default, the Fund may sell the underlying securities and incur procedural costs or delays in addition to any loss on the securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements may be considered borrowing for some purposes.

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Risk of Investment in Other Investment Companies – There are certain risks associated with the Fund’s investment in the Underlying Funds. These risks include, but are not limited to:

Expenses. Your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

Allocation Risk. The Fund may be prevented from fully allocating assets to an Underlying Fund due to regulatory limitations which may impact a fund-of-funds.

Underlying Fund Risk. All risks associated with an Underlying Fund are applicable to the Fund. In addition, the Adviser’s assumptions about an Underlying Fund may be incorrect in view of actual market conditions. The Adviser may be subject to potential conflicts of interest in the selection of Underlying Funds. An Underlying Fund may experience large purchases or redemptions, which could affect the performance of the Fund.

Transparency Risk. The Underlying Funds are not managed by the Adviser, and the Adviser has access to information regarding the Underlying Fund’s investments to the extent the Underlying Fund’s adviser makes it available.

Underlying Fund Managed Portfolio Risk. An Underlying Fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Underlying Fund to incur losses.

Risk of Underlying Pools – Underlying Pools are subject to management, transactional and other expenses, which will be indirectly paid by the Fund as investor party to a swap contract on an Underlying Pool. A total return swap on an Underlying Pool is not a direct investment in the Underlying Pool, and the cost of investing in the Fund may be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses to one or more advisors engaged to trade alternative and/or hedging strategies on behalf of the Underlying Pools (each an “Underlying Pool Manager”), which will affect the returns to which the Fund seeks access via the total return swap. There is no guarantee that any of the trading strategies used by the Underlying Pool Managers retained by the Underlying Pools will be profitable or avoid losses.

Short Sales Risk - The Fund may sell securities short. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price.

Sub-Adviser Allocation Risk - The success of the Fund’s investment strategy depends on, among other things, both the Adviser’s skill in selecting Sub-Advisers and allocating assets to those Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.redmontfunds.com or by calling 855.268.2242.

Annual Total Return (year ended 12/31)

Class A Shares

Calendar Year Annual Returns - Class A Shares	12/31/12	1.78%

Best Quarter – 9/2012	2.74%
Worst Quarter – 6/2012	-3.15%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA. After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class I shares will vary from those shown for Class A shares due to varying sales

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charges and expenses among the classes.

Average Annual Total Returns

(for the period ended December 31, 2012)

	1 Year	Since Inception (December 30, 2011)
Redmont Resolute Fund I (Class A Shares)
Return Before Taxes	-3.80%	-3.79%
Return After Taxes on Distributions	-3.86%	-3.85%
Return After Taxes on Distributions and Sale of Fund Shares	-2.43%	-3.24%
Redmont Resolute Fund I (Class I Shares)
Return Before Taxes	2.13%	2.13%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	3.51%	3.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	15.96%

Investment Adviser

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

As of the date of this Prospectus Turner and RIM serve as sub-advisers to the Fund.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio on behalf of the Adviser:

R. Scott Graham, CFA, Consultant of the Adviser since September 2006. Mr. Graham has served as Lead Portfolio Manager of the Fund since December 2011.

Michael T. Lytle, CFA, Consultant of the Adviser since October 2006. Mr. Lytle has served as Assistant Portfolio Manager of the Fund since December 2011.

The following individuals are primarily responsible for the day-to-day management of the Fund’s assets allocated to each on behalf of the Sub-Advisers:

Turner

Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst. Mr. Baggini joined turner in 2010.

RIM

Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities. Mr. Feeney joined RIM in [    ].

Eric Connerly, Director of Research. Mr. Connerly joined RIM in [    ].

Purchase and Sale of Fund Shares

The Fund offers investors two Classes of shares: Class A and Class I. The minimum investment in Class A shares is $500 for tax-deferred accounts and $2,500 for other accounts. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

Purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are

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investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.

Total return measures the total performance of an investment including interest, capital gains, dividends, and distributions realized over a given period of time. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”)who manage alternative or hedging investment strategies, (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. These three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of the Fund. The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds exchange-traded funds and exchange-traded notes in which the Fund may invest are referred to as “Underlying Funds.”

The hedging or alternative strategies to which the Fund’s Underlying Investment Strategies seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, the Fund generally seeks to maintain net equity exposure ranging between ten percent (10%) to sixty percent (60%) of net assets. For example, an Underlying Investment Strategy that uses or that provides exposure to a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash. The remainder of the Fund’s exposure (i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more Underlying Investment Strategies.

The Adviser determines the allocation of the Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser seeks to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, the Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. The Fund is not required to invest in any minimum number of Underlying Investment Strategies, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, Underlying Fund, derivatives, investment strategy, or market sector. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Underlying Investment Strategies, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Underlying Investment Strategies may be available to the Fund if it chooses to use them in the future.

Sub-Advisers

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the

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Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into sub-advisory agreements with turner Investments, L.P. (“Turner”) and Robeco Investment Management, Inc. (“RIM”) for the Fund. As of the date of this Prospectus, the Fund’s assets which have been allocated to Sub-Advisers are allocated to RIM.

Underlying Funds

Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC and consistent with the conditions specified in such order. Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Swap Contracts on Underlying Pools

Swap contracts, such as total return swaps, are contracts between the Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, the Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset or index). The Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.

In addition to Underlying Investment Strategies, the Adviser may invest the Fund’s assets directly in the same manner as any Sub-Adviser in pursuit of the Fund’s investment objective. Investments generally include equity securities, fixed income securities and derivatives.

• In addition to the Underlying Investment Strategies, the Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”).

• The Fund may invest in fixed-income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

• The Fund may invest in derivatives, in addition to swap contracts whose value is derived from an Underlying Pool, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund’s forward contracts include forward currency contracts. The Fund’s swap agreements may also include equity, interest rate, index, credit default and currency rate swap agreements. The Fund’s futures contracts may include futures on securities, commodities, and securities indices. The Fund’s options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and its principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is

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available without charge upon request (see back cover).

What are the Principal Securities in Which the Fund Invests?

Convertible Securities

The Fund may invest in one or more convertible securities. A convertible security is one that can be exchanged for a specified amount of another, generally related security, at the option of the issuer and/or the holder.

Derivatives

The Fund may invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk or enhance return (including through the use of leverage), the Fund may invest in derivatives including options and futures and swap agreements. The Fund may invest in futures contracts on equity and debt securities, equity and debt indices and commodities. The Fund may invest in option contracts on equity and debt securities, equity and debt indices, commodities and futures.

Swap Agreements. A swap agreement is a commitment between two parties to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. Interest rate swaps are contracts involving the exchange between two contracting parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of an underlying debt obligation in the event of default by the issuer of the debt security. Total return swaps are a contract where one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or a managed account) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.

Option Contracts. The Fund may invest in options that trade on either an exchange or over-the-counter. By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security or commodity underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated, during the term of the option, to deliver the security or commodity underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security or commodity underlying the option at the exercise price. By writing a put option and receiving a premium, the Fund becomes obligated during the term of the option to purchase the security or commodity underlying the option at the exercise price. An option on an index gives the holder the right to receive an amount of cash upon exercise of the option equal to the difference between the closing value of the index and the exercise price of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a market index such as the S&P 500 Index. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium received, to assume a position in the futures contract (a short position if the option is a call, a long position if the option is a put) at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. Upon exercise of the option, the delivery of the futures position to the purchaser of the option will be accompanied by transfer to the purchaser of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts. The Fund may invest in futures that trade on either an exchange or over-the-counter. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity or currency underlying the contract on the expiration date of the contract at an agreed upon price. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

Equity and Equity-Related Securities

The Fund may invest in all types of equity securities including common and preferred stock. The Fund may invest in the equity securities of companies of all sizes.

Exchange-Traded Notes

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The Fund may invest in exchange-traded notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a reference index.

Fixed Income Securities

The Fund may invest in debt securities of varying maturities and durations, including both corporate debt securities and securities issued or guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored entities. Debt securities may have fixed or variable/floating rates. The Fund may invest in debt securities that have credit ratings of below investment grade debt (“Junk Bonds”). Securities that are rated lower than investment grade generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. Issuers of below investment grade debt include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid takeover or buyout and firms with heavy debt loads.

Foreign Securities

The Fund may invest in equity securities issued by companies organized outside the United States, including both developed and emerging markets. The Fund may also invest in debt securities of U.S. and foreign governments, government-related agencies, and companies. Foreign securities may include American Depositary Receipts (“ADRs”). While the Fund values all its investments in U.S. dollars, foreign securities may be denominated and/or traded in foreign currencies.

Leverage

The Fund may use leverage in an effort to increase its returns. Leverage exists when cash made available to the Fund through an investment technique is used to make additional investments. Borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions are examples of transactions that result in leverage. The Fund will only use these investment techniques when the Adviser or a Sub-Adviser, as applicable, believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return subject to the restrictions of the 1940 Act.

Mortgage-backed/Asset-backed Securities

The Fund may invest in mortgage-backed securities which are securities that directly or indirectly represent participations in, or are collateralized by, payable from mortgage loans secured by real property. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as Government National Mortgage Association (“GNMA”) and government-related organizations such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Other asset-backed securities may be collateralized by other loans or assets and receivables. Although certain asset-backed securities are guaranteed by a third party or are otherwise similarly secured, the market value of these securities, which may fluctuate, is not secured.

Other Investment Companies

The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”) (including leveraged ETFs), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The Fund may invest in ETFs both to supplement and to fill particular asset classes or sectors, particularly international equities, emerging markets, fixed income and alternative investments. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Repurchase Agreements

In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Short Sales

The Fund may seek to hedge investments or realize additional gains through the use of short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to

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the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

What are the Non-Principal Strategies of the Fund?

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

U.S. Government Securities

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

Cash Position

The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested.

What are the Principal Risks of Investing in the Fund?

Aggressive Investment Technique Risk

Using investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

ADR Risk.

The Fund may invest in ADRs. ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. The underlying securities are typically denominated (or quoted) in a currency other than U.S. dollars. The securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading.

Below-Investment Grade Securities Risk

Investments in below-investment grade fixed-income securities, “high yield securities” or “junk bonds,” are generally more speculative than investment grade fixed-income securities and have a greater risk of default. Below-investment grade fixed-income securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value or sell. Issuers of below-investment grade fixed-income securities are more likely to encounter and be materially affected by financial difficulties that may cause the issuer to default or otherwise become unable to pay interest or principal due on the security. Rising interest rates may compound such difficulties and reduce an issuer’s ability to repay principal and interest. If an issuer of a below-investment grade fixed-income security defaults, the security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.

Commodity Risk

Investing long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals.

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The Fund, either directly or indirectly through investment in an Underlying Investment Strategy, may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Convertible Securities Risk

Convertible securities entail some of the risks of both equity and debt securities. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income from or a decline in the market value of, the securities. In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody’s or S&P or a similar determination of creditworthiness by a Sub-Adviser. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk

Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund or an Underlying Investment Strategy in which the Fund invests uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When the Fund or an Underlying Investment Strategy invests in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, it is subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Currency Risk

The value of the securities held by the Fund or an Underlying Investment Strategy may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk

Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund or an Underlying Investment Strategy in which the Fund invests will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the its exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subject the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains or losses.

Swap Contracts Risk. The Fund may engage in interest rate, currency, and equity swaps and CDSs, and related instruments, which require the Adviser or a Sub-Adviser to forecast, among other things, interest rate movements, currency fluctuations, market values and the likelihood of credit event for a securities issuer. Such forecasting is inherently difficult and entails investment risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no guarantee that the Fund will be able to eliminate its exposure under an outstanding swap by entering into an offsetting swap, and the Fund may not assign a swap without the consent of the counterparty to it. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference, such as an Underlying Pool, does not perform as anticipated. Although total return swaps on Underlying Pools may seek to approximate the economic results of investments in pooled vehicles, such swap contracts are not securities, and may be subject to particular liquidity risks. In addition, to the extent the Fund seeks exposure to the returns of an Underlying Pool through a total return swap, the Fund’s use of such swaps is also subject to risks associated with the Adviser’s assessment of an Underlying Pool manager’s ability to execute hedging or alternative strategies and deliver returns.

Distressed Investments Risk

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The Fund’s distressed debt strategy of investing in instruments involving loans, loan participations, bonds, notes, non-performing, sub-performing and sub-prime mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these instruments. The prices of such instruments may be extremely volatile. Valuing such instruments may be difficult, and the spread between the bid and asked prices of them may be greater than normally expected. If a Sub-Adviser’s evaluation of a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Moreover, because issuers of distressed securities are typically in a weak financial condition, the likelihood of default is high, in which case the Fund may lose its entire investment in such defaulted securities.

Emerging Markets Risk

The Fund may invest in foreign investments of issuers in emerging markets. Investments in such emerging markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and markets of certain emerging market countries. A relative lack of information about companies in emerging markets may also exist. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk

Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuation in the market value of the underlying securities.

Exchange-Traded and Closed-End Fund Risk

The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Underlying Investment Strategies invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the Underlying Fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

Exchange-Traded Note Risk

The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Risk

Investing in long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk

Investing in long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Fund-of-Funds Structure Risk

There are certain risks associated with the use of a fund-of-funds structure. These risks include, but are not limited to:

Expenses. Your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

Allocation Risk. The Fund may be prevented from fully allocating assets to an Underlying Fund due to regulatory limitations which may impact a fund-of-funds.

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Underlying Fund Risk. All risks associated with an Underlying Fund are applicable to the Fund. In addition, the Adviser’s assumptions about an Underlying Fund may be incorrect in view of actual market conditions. The Adviser may be subject to potential conflicts of interest in the selection of Underlying Funds. An Underlying Fund may experience large purchases or redemptions, which could affect the performance of the Fund.

Transparency Risk. The Underlying Funds are not managed by the Adviser, and the Adviser has access to information regarding the Underlying Fund’s investments to the extent the Underlying Fund’s adviser makes those available.

Underlying Fund Managed Portfolio Risk. The Underlying Fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Underlying Fund to incur losses.

Underlying Fund Portfolio Turnover Risk. The risks associated with the Fund described in “Portfolio Turnover Risk” above are also applicable to the Underlying Funds in which the Fund invests.

Futures Contracts Risk

There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Initial Public Offering Risk

The Fund may purchase securities of companies in initial public offerings (“IPOs”). Special risks associated with these securities may include illiquidity, unseasoned trading, lack of investor knowledge of the company, limited operating history and substantial price volatility. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies whose shares are sold through IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

Large Capitalization Company Risk

Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

Leverage Risk

One or more Underlying Investment Strategies may cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions.

The Fund may also be exposed to leverage if it invests in leveraged ETFs that seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. One or more Underlying Investment Strategies may also cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions.

Liquidity Risk

When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Managed Portfolio Risk

The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Market Risk

The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular Underlying

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Investment Strategy’s share price. The Fund or an Underlying Investment Strategy may decline in value even when the values of stocks or bonds in general are rising. Overall financial market risks affect the value of the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Mid-Capitalization Company Risk

The Fund’s investments in mid-capitalization companies may entail greater risks and its securities’ prices may fluctuate more and have a higher degree of volatility than those of larger, more established companies. Securities of mid-capitalization companies may be traded in lower volume and be less liquid. At certain times, the general market may not favor the mid-sized companies in which the Fund invests and as a result the Fund could underperform the general market. Mid-sized companies may have more limited product lines, markets and financial resources that make them more susceptible to economic and market setbacks. The smaller the company, the greater effect these risks may have on the company’s operations and performance which could have a significant impact on the price of the security.

Mortgage-Related Securities Risk

Mortgage-related (and other asset-backed) securities represent interest in pools of mortgages (or other assets). Mortgage-Related Securities can have a fixed or adjustable interest rate. The Fund may also invest in debt securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government. The Fund may invest in collateralized mortgage obligations (“CMOs”) or collateralized debt obligations (“CDOs”). CMOs and CDOs are each divided into classes, which are referred to as “tranches.” Certain such tranches have priority over other tranches. With respect to CMOs, each tranche’s priority is generally with respect to payment of principal. With respect to CDOs, each tranche’s priority is generally with respect to the payment of cash flows to investors, and no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full. The CDO investor’s interest in the cash flows of the investment, rather than in its underlying assets, differentiates the CDO from a CMO. The value of such securities may be affected by changes in interest rates, factors concerning the interests in and structure of the issuer or originator of the underlying assets, the creditworthiness of entities that provide supporting letters of credit or other credit enhancements and the market’s assessment of the underlying assets. Mortgage-Related Securities are subject to prepayment risk, which is the risk that issuers of such securities will prepay their debt when interest rates fall and cause the Fund to have to invest its assets in lower yielding investments. The risk of prepayment is difficult to predict and may result in volatility in the Fund.

Multiple Investment Sub-Adviser Risk

The Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses to the Fund. Each Sub-Adviser uses a particular style or set of styles to select investments for the Fund. Those styles may be out of favor or may not produce the best results over the investment time periods. Each Sub-Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Non-Diversified Risk

An Underlying Investment Strategy that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Options Risk

The Fund’s investment in options may have additional risks. The success of the Fund’s investment in options depends upon many factors, such as the price of the options which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors. These factors may change rapidly over time. There may also be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. In addition, each over-the-counter (“OTC”) option exposes the Fund to counterparty risk, and the Adviser may determine to concentrate any or all of its OTC option transaction with a single counterparty or a small group of counterparties. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an OTC options transaction.

Portfolio Turnover Risk

Frequent trading of securities by the Fund or Underlying Investment Strategy may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

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Preferred Stock Risk

If interest rates rise, the dividend on preferred stock may be less attractive, causing the price of preferred stock to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities. The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to credit risk.

Repurchase and Reverse Repurchase Transactions Risk

The Fund may enter into repurchase and reverse repurchase transactions agreements. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Funds experience losses or delays in recovering their investments. In a repurchase transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund. In the case of a reverse repurchase agreement, the Fund could incur a loss if the value of the securities purchased by the Fund has decreased in value relative to the value of the collateral held by the Fund. Reverse repurchase agreements may be considered borrowing for some purposes.

Restricted Securities Risk

Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because Rule 144A securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Risk of Underlying Pools

Underlying Pools are subject to management, transactional and other expenses, which will be indirectly paid by the Fund as investor party to a swap contract on an Underlying Pool. A total return swap on an Underlying Pool is not a direct investment in the Underlying Pool, and the cost of investing in the Fund may be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses to one or more advisors engaged to trade alternative and/or hedging strategies on behalf of the Underlying Pools (each an “Underlying Pool Manager”), which will affect the returns to which the Fund seeks access via the total return swap. There is no guarantee that any of the trading strategies used by the Underlying Pool Managers retained by the Underlying Pools will be profitable or avoid losses.

Short Sales Risk

The Fund may sell securities short. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund’s potential losses could exceed those of mutual funds that hold only long positions.

Small Capitalization Company Risk

The Fund’s investments in small capitalization companies may entail greater risks and their securities’ prices may fluctuate more and have a higher degree of volatility than those of larger, more established companies. Securities of small capitalization companies may be traded in lower volume and be less liquid. At certain times, the general market may not favor the smaller, growth-oriented companies in which the Fund invests and as a result the Fund could underperform the general market. Smaller companies may have more limited product lines, markets and financial resources that make them more susceptible to economic and market setbacks. Additionally, information about these companies may not be readily available. The smaller the company, the greater effect these risks may have on the company’s operations and performance which could have a significant impact on the price of the security.

What are the Non-Principal Risks of Investing in the Fund?

Risks Associated with New Funds

The Fund has limited performance history for investors to evaluate.

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Manager of Managers Structure Risk

There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

DISCLOSURE OF PORTFOLIO

HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s SAI.

MANAGEMENT

Highland Associates, Inc. (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 1987 and is registered with the SEC as an investment adviser. As of May 31, 2013, Highland provided investment advice with respect to approximately $    billion for not-for profit health care organizations, foundations and endowments across the country. The Adviser’s principal address is 2545 Highland Avenue South, Suite 200, Birmingham, AL 35205.

Pursuant to the Investment Advisory Agreement, as amended (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The Adviser has agreed, with respect to the Fund’s Class A and Class I shares, contractually to waive the portion of its 1.50% management fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”), and/or reimburse the Fund (or class, as applicable) by the amount of such excess. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund’s Class A and Class I shares, to the extent the Fund’s total annual expenses (exclusive of distribution and service (12b-1) fees, swap fees and expenses, shareholder services fees, acquired fund fees and expenses, sub-advisory fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.90% of the Fund’s average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. The fee waivers and/or expense reimbursements for the Fund are in effect through August 31, 2017. With respect to its agreement to limit total annual expenses for the Fund’s Class A shares and Class I shares to 1.90% of the Fund’s average daily net assets as described above, the Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund’s Board of Trustees.

The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the amendments to the Fund’s Advisory Agreement is available in the Fund’s annual report to shareholders for the period ended April 30, 2013. On December 5, 2012, the Adviser and Financial Investors Trust (the “Trust”), of which the Fund is a series, were granted an exemptive order from the SEC that allows the Adviser to allocate and reallocate the assets of the Fund among any sub-advisers so selected pursuant to a “manager of managers” structure. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to the Fund’s investment strategies and evaluate its performance results. The Adviser also has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the sub-advisory agreements subject to the approval of the Trust’s Board of Trustees, but not shareholder approval. For services rendered under the sub-advisory agreements, each sub-adviser will receive a fee directly from the Adviser out of the fees that the Adviser receives from the Fund. The Fund will be required to notify shareholders within 90 days after a sub-adviser begins providing its services. Currently, the Fund has agreements with two Sub-Advisers. The Adviser and the Trust have entered into sub-advisory agreements with respect to the Fund with the following Sub-Advisers, one or more of which may be selected from time to time by the Adviser, to manage a portion of the Fund’s assets.

Turner Investments (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, was established in 1990.

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As of December 31, 2012, Turner had approximately $10.7 billion in assets under management.

Robeco Investment Management (“RIM”), 909 Third Avenue, 32nd Floor, New York, New York 10022, is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. RIM provides investment management and investment advisory services to other institutional and proprietary accounts. As of February 28, 2013, RIM had approximately $32 billion in assets under management.

The Sub-Advisers will be engaged to manage the investments of the Fund according to the Fund’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Adviser will pay the Sub-Advisers out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement. The Fund is not responsible for the payment of the Sub-Advisory fee. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreements is available in each Fund’s annual report for the period ended April 30, 2013.

On October 16, 2012, the Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order.

When this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees.

THE PORTFOLIO MANAGERS

The portfolio managers are primarily responsible for the day-to-day operation of the Fund. Each of the persons listed below have served as the Fund’s portfolio manager on behalf of the Adviser since the Fund’s inception.

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
R. Scott Graham, CFA

Lead Portfolio Manager of the Fund. Mr. Graham joined the Adviser in September 2006 as a consultant to the firm’s institutional client base and has been a shareholder in the Adviser since September 2008. Mr. Graham is a voting member of the Adviser’s investment oversight committee which oversees the entire asset allocation and manager selection process for the firm. Prior to joining the Adviser, Mr. Graham was a senior financial analyst with Vulcan Materials Company where he managed the internal portfolio for the company.

Michael T. Lytle, CFA

Assistant Portfolio Manager of the Fund. Mr. Lytle joined the Adviser in October 2006 as a consultant to the firm’s institutional client base and has been a shareholder in the Adviser since September 2008. Mr. Lytle is a voting member of the Adviser’s investment oversight committee which oversees the entire asset allocation and manager selection process for the firm. Prior to joining the Adviser, Mr. Lytle was a fixed income portfolio manager with AmSouth Asset Management where he managed a number of institutional fixed income portfolios as well as developed and managed the company’s model portfolio program.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

While Mr. Graham and Mr. Lytle will have the day-to-day responsibility of managing the fund, the Adviser’s entire investment process is overseen by the firm’s Investment Oversight Committee (“IOC”). The IOC includes all of the investment professionals of the firm and the seven voting members average 20 years of investment experience and are all shareholders in the firm.

Each of the persons listed below have served as the Fund’s portfolio manager on behalf of the applicable Sub-Adviser since April 1, 2013.

Turner

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Christopher E. Baggini, CFA

Senior Portfolio Manager/Global Equity Analyst of Turner, is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by Turner. Mr. Baggini joined turner in 2010. Prior to Joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and

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PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Nationwide Financial Services from 2000 to 2007.

RIM

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Jay Feeney	Co-Chief Executive Officer and Chief Investment Officer-Equities of RIM. [ ]
Eric Connerly	Director of Research of RIM. [ ]

More information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Fund is included in the SAI.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as the Fund’s administrator, fund accounting and transfer agent. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

Classes of Shares

The Fund currently offers Class A and Class I shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

how long you expect to own the shares;

how much you intend to invest;

total expenses associated with owning shares of each class; and

whether you qualify for any reduction or waiver ofsales charges.

Class A shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisors and other financial intermediaries.

The Class I shares are generally offered only through the certain types of financial intermediaries and to certain institutional investors. Class I shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments and financial advisors) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Not all financial intermediaries offer both classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

You may transfer between classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer. Transfers between classes of a Fund are generally not considered a taxable transaction.

Distribution and Services (12b-1) Plan for Class A Shares

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The Fund has adopted a plan of distribution for its Class A shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses.

The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund’s Class A assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, the Fund is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plan for Class A Shares

The Fund has adopted a shareholder services plan (the “Services Plan”) with respect to the Fund’s Class A shares. Under the Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year.

Payments to Financial Intermediaries

The Fund’s Adviser and its affiliates may also make payments for distribution and/or shareholder servicing activities for out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

Investment Minimums

The Fund offers investors two Classes of shares: Class A and Class I. The minimum investment in Class A shares is $500 for tax-deferred accounts and $2,500 for other accounts. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders

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received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may not purchase or redeem shares of the Fund directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or redeem shares.

Investors may be charged a fee if they effect transactions through broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

Sales Charge When You Purchase Shares

Class A Shares

Below is a summary of certain features of Class A shares:

Class A
Initial Sales Charge	Up to 5.50%
Contingent Deferred Sales Charge (“CDSC”)	1.00% (only on redemptions of certain large purchases held for less than twelve months)
Distribution and Service Fees	0.25%
Shareholder Services Fees	0.15%
Dividends	Annually
Typical Shareholder	Generally more appropriate for long- term investors

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Sales Charge as a Percentage of Offering Price	Dealer Concession as a Percentage of Offering Price
Less than $50,000	5.50%	4.75%
At least $50,000 but less than $100,000	4.50%	3.75%

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Purchase Amount	Sales Charge as a Percentage of Offering Price	Dealer Concession as a Percentage of Offering Price
At least $100,000 but less than $250,000	3.50%	2.75%
At least $250,000 but less than $500,000	2.50%	2.00%
At least $500,000 but less than $1 million	2.00%	1.60%
$1 million or greater*	0.00%	0.00%

*	A CDSC of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. See Section titled “Contingent Deferred Sales Charge” below.

Class I Shares

The Class I shares do not charge an initial sales load.

Qualifying For A Reduction Or Waiver Of Class A Shares Sales Charge

You may be able to lower your Class A shares initial sales charge under certain circumstances. You can combine Class A shares you already own with your current purchase of Class A shares of the Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described below in “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents, or your financial intermediary may not retain this information.

The Fund may waive Class A sales charges on investor purchases including shares purchased by:

Officers, directors, trustees and employees of the Adviser and its affiliates;

Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or the Adviser;

Immediate family members of all such persons as described above; and

Financial intermediary supermarkets and fee-based platforms.

Right of Accumulation

You may purchase Class A shares at a reduced initial sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior days net asset value (net amount invested) of all Class A shares of the Fund and of certain other classes then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

You may obtain a reduced initial sales charge on Class A shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A shares over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to

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such Letter of Intent when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts

To take advantage of lower Class A shares initial sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

☐	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

☐	solely controlled business accounts; and

☐	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your purchase.

Contingent Deferred Sales Charge

Class A Shares

If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge. However, a contingent deferred sales charge (“CDSC”) of 1% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares redeemed.

Waiver of CDSC

The Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

☐

redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability; and

☐

required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you

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until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

Redemptions In-Kind

The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Redemption Fees

If you sell your shares of the Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

☐	Redemptions due to small balance maintenance fees;

☐	Redemptions related to death or due to a divorce decree;

☐

Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and

☐

Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

The Fund does not currently impose an account minimum. The Fund may adopt other policies from time to time requiring mandatory redemption of

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shares in certain circumstances, such as to comply with new regulatory requirements.

Share Certificates

The Fund does not issue share certificates.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

If you sell your shares of the Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. The Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an

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investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fund’s Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in the Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally pays dividends, if any, on an annual basis. The Fund also normally distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

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(i)	U.S. citizens or residents;

(ii)	U.S. corporations;

(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or

(iv)

a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “TAXES – Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

The Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a regulated investment company (“RIC”) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intends to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Fund will satisfy these distribution requirements.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to shareholders.

Distributions of net capital gains that are properly designated by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Fund does not expect a significant portion of its distributions to derive from “qualified dividend income,” which for taxable years beginning before January 1, 2013 will be taxed at favorable rates so long as certain requirements are met. The special tax treatment of qualified dividend income will expire for taxable periods beginning on or after January 1, 2013 unless Congress enacts legislation providing otherwise. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends received by the Fund, to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

The Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from ETFs in which the Fund owns investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. The Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. The Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund and from other sources.

For taxable years beginning before January 1, 2013, long-term capital gain rates applicable to individuals have been temporarily reduced – in general to a maximum rate of 15%. For taxable years beginning on or after January 1, 2013, the maximum long-term capital gain rate applicable to individuals will be 20% unless Congress enacts legislation providing otherwise. For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. You can avoid this, if you choose, by investing soon after the Fund has paid a dividend.

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Sale of Fund Shares

A shareholder who redeems shares in the Fund generally will recognize a capital gain or loss. The gain or loss will be equal to the difference between the amount received in the redemption (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of the Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of shares of the Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long term loss. For more information, see the SAI under “TAXES – Redemption of Shares.”

Taxation of Certain Investments

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes, although it is possible that the Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Fund makes no assurances regarding its ability or willingness to so elect. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. The Fund may hold securities that are passive foreign investment companies for U.S. federal income tax purposes. The Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the SAI under “TAXES – Special Tax Considerations.”

The Fund may at times buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, the original issue discount will be included in the Fund’s ordinary income. Even though payment of that amount is not received until a later time, related distributions will be taxed to shareholders as ordinary income. The Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Backup Withholding

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish certain information and certifications to the Fund or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through on or before December 31, 2012 and, under current law, will be 31% for amounts paid after December 31, 2012. For more information regarding backup withholding and new U.S. federal income tax legislation, see the SAI under “TAXES – Backup Withholding,” “TAXES– Surtax on Net Investment Income” and “TAXES – Foreign Accounts.”

You should consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited (except where noted) by [                    ], whose report, along with the Fund’s financial statements and financial highlights, are included in the Fund’s annual report, which is available upon request by calling the Fund at (855) 268-2242.

[To be filed by subsequent amendment]

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FACTS	WHAT DOES REDMONT RESOLUTE FUND I (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

☐     Social Security number and account transactions

☐     Account balances and transaction history

☐     Wire transfer instructions

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund Share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.
Questions?	Call (855) 268-2242 or go to www.redmontfunds.com.
Who we are
Who is providing this notice?	Redmont Resolute Fund I
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files

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and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ☐ open an account ☐ provide account information or give us your contact information ☐ make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

☐    sharing for affiliates’ everyday business

purposes-information about your creditworthiness

☐   affiliates from using your information to market to you

☐   sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ☐ The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ☐ The Fund does not jointly market.

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Additional Information About the Fund

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports, when available, will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The statement of additional information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at (855) 268-2242, by writing the Fund at Redmont Funds, P.O. Box 1436, Denver, CO 80201, or by calling your financial consultant. This information is also available free of charge on the Fund’s website at www.redmontfunds.com.

You can also review the Fund’s shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell its shares.

(Investment Company Act file no. 811-8194)

PROSPECTUS

August 31, 2013

Fund	Class I
Redmont Resolute Fund II	RMRGX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Redmont Resolute Fund II (the “Fund”)

Investment Objective

The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class I

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)

Management Fees	1.50%

Distribution and Service (12b-1) Fees	0.00%

Other Expenses	%

Other Fund Expenses	%

Swap Fees and Expenses(2)	[ ]

Acquired Fund Fees and Expenses(1)%

Total Annual Fund Operating Expenses(3)%

Fee Waiver and Expense Reimbursement(4)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	%

(1)

Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of its investments in shares of one or more “acquired funds” as defined in this Prospectus, which generally includes investments in other mutual funds and other pooled investment vehicles.

(2)

The cost of swap(s) includes only the costs embedded in the swap(s) that reduce the returns of the associated reference assets (for example, an underlying pool of securities). Returns of swap(s) will be reduced, and their losses increased by the operating expenses of the reference assets and such operating expenses may include management fees, operating, audit, and administration costs, among others. The operating expenses of the reference assets, which are not reflected in the table above, are embedded in the returns of the associated swap(s) and represent an indirect cost of investing in the Fund.

(3)

The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated to reflect changes expected to occur in the current fiscal year

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(4)

Highland Associates, Inc. (the “Adviser”) has agreed, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). For the current fiscal year, Sub-Advisory Fees are estimated to be 0.22% of the Fund’s daily average net assets. This agreement is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class I Shares

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was __% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies, (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. These three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of the Fund. The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds exchange-traded funds and exchange-traded notes in which the Fund may invest are referred to as “Underlying Funds.”

The hedging or alternative strategies to which the Fund’s Underlying Investment Strategies seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, the Fund generally seeks to maintain net equity exposure ranging between ten percent (10%) to sixty percent (60%) of net assets. For example, an Underlying Investment Strategy that uses or that provides exposure to a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash. The remainder of the Fund’s exposure (i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more Underlying Investment Strategies.

The Adviser determines the allocation of the Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser seeks to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, the Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. The Fund is not required to invest in any minimum number of Underlying Investment Strategies, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, Underlying Fund, derivatives, investment strategy, or market sector. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Underlying Investment Strategies, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Underlying Investment Strategies may be available to the Fund if it chooses to use them in the future.

Sub-Advisers

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Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into sub-advisory agreements with turner Investments, L.P. (“Turner”) and Robeco Investment Management, Inc. (“RIM”) for the Fund. As of the date of this Prospectus, the Fund’s assets which have been allocated to Sub-Advisers are allocated to RIM.

Underlying Funds

Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC and consistent with the conditions specified in such order. Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Swap Contracts on Underlying Pools

Swap contracts, such as total return swaps, are contracts between the Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, the Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset or index). The Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.

In addition to Underlying Investment Strategies, the Adviser may invest the Fund’s assets directly in the same manner as any Sub-Adviser in pursuit of the Fund’s investment objective. Investments generally include equity securities, fixed income securities and derivatives.

• In addition to the Underlying Investment Strategies, the Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”).

• The Fund may invest in fixed-income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

• The Fund may invest in derivatives, in addition to swap contracts whose value is derived from an Underlying Pool, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund’s forward contracts include forward currency contracts. The Fund’s swap agreements may also include equity, interest rate, index, credit default and currency rate swap agreements. The Fund’s futures contracts may include futures on securities, commodities, and securities indices. The Fund’s options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks of the Fund

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

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Unless stated otherwise, the principal risks described below are applicable to the Fund directly and indirectly through the Underlying Investment Strategies in which the Fund invests.

ADR Risk - The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities, and their value may change materially at times when the U.S. markets are not open for trading.

Aggressive Investment Technique Risk – Using investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Below-Investment Grade Securities Risk - Investments in below-investment grade fixed-income securities (“high yield securities” or “junk bonds”) are generally more speculative than investment grade fixed-income securities and have a greater risk of default. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

Commodity Risk – Investing long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. The Fund, either directly or through investment in an Underlying Fund, may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity.

Convertible Securities Risk - Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the Fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. The Fund has no pre-established minimum credit quality standards for convertible securities and may invest in convertible securities of any quality as well as unrated securities and securities in default.

Credit Risk – Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund or an Underlying Investment Strategy in which the Fund invests uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When the Fund or an Underlying Investment Strategy invests in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, it is subject to the credit risks of the underlying assets that collateralize the instrument.

Currency Risk – The value of the securities held by the Fund or an Underlying Investment Strategy may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk – Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund or an Underlying Investment Strategy in which the Fund invests will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives can magnify gains or losses.

Swap Contract Risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference, such as an Underlying Pool, does not perform as anticipated. Although total return swaps on Underlying Pools may seek to approximate the economic results of investments in pooled vehicles, such swap contracts are not securities, and may be subject to particular liquidity risks. In addition, to the extent the Fund seeks exposure to the returns of an Underlying Pool through a total return swap, the Fund’s use of such swaps is also subject to risks associated with the Adviser’s assessment of an Underlying Pool manager’s ability to execute hedging or alternative strategies and deliver returns.

Distressed Investments Risk - The Fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Emerging Markets Risk - Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets

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are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk - The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

Exchange-Traded and Closed-End Fund Risk – The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Underlying Investment Strategys invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the Underlying Investment Strategy may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds.

Exchange-Traded Note Risk – The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs.

Fixed Income Risk – Investing in long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Investing in long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Futures Contracts Risk- There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Initial Public Offering Risk - The Fund may purchase securities in an initial public offering (“IPO”) or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933, as amended) and may be illiquid; thus the Fund may not be able to dispose of them promptly at the price at which they are valued.

Large-Cap, Mid-Cap and Small-Cap Companies Risk - The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Leverage Risk –One or more Underlying Investment Strategies may cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions.... The Fund may also invest in leveraged ETFs that seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio.

Liquidity Risk – When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities.

Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Market Risk – The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular Underlying Investment Strategy’s share price. The Fund or an Underlying Investment Strategy may decline in value even when the values of stocks or bonds in general are rising. Overall financial market risks affect the value of the Fund’s investments and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Mortgage-Related Securities Risk - The Fund’s investments in mortgage-related securities may be affected by, among other things, changes in interest rates, the creditworthiness of the entities that provide their credit enhancements or the market’s assessment of the quality of the underlying assets. Mortgage-related securities can be sensitive to changes in interest rates and are subject to pre-payment risk, which is the risk that the underlying debt may be refinanced or prepaid. Mortgage-related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers. Mortgage-related securities issued by private issuers are subject to greater credit risks than those issued or guaranteed by the U.S. government.

Multiple Investment Sub-Adviser Risk - The Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses to the Fund. Each Sub-Adviser uses a particular style or set of styles to select investments for the Fund. Those styles may be out of favor or may not produce the best results over the investment time periods. Each Sub-Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Non-Diversified Risk – An Underlying Investment Strategy in which the Fund invests that is non-diversified may invest a larger percentage of its

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assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Options Risk - The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over the-counter options expose the Fund to counterparty risk.

Portfolio Turnover Risk - Frequent trading of securities by the Fund or Underlying Investment Strategy may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund, the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Preferred Stock Risk - Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Repurchase and Reverse Repurchase Transactions Risk - The Fund may enter into repurchase and reverse repurchase transactions agreements. If the party agreeing to repurchase should default, the Fund may sell the underlying securities and incur procedural costs or delays in addition to any loss on the securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements may be considered borrowing for some purposes.

Risk of Investment in Other Investment Companies – There are certain risks associated with the Fund’s investment in the Underlying Funds. These risks include, but are not limited to:

Expenses. Your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

Allocation Risk. The Fund may be prevented from fully allocating assets to an Underlying Fund due to regulatory limitations which may impact a fund-of-funds.

Underlying Fund Risk. All risks associated with an Underlying Fund are applicable to the Fund. In addition, the Adviser’s assumptions about an Underlying Fund may be incorrect in view of actual market conditions. The Adviser may be subject to potential conflicts of interest in the selection of Underlying Funds. An Underlying Fund may experience large purchases or redemptions, which could affect the performance of the Fund.

Transparency Risk. The Underlying Funds are not managed by the Adviser, and the Adviser has access to information regarding the Underlying Fund’s investments to the extent the Underlying Fund’s adviser makes it available.

Underlying Fund Managed Portfolio Risk. An Underlying Fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Underlying Fund to incur losses.

Risk of Underlying Pools – Underlying Pools are subject to management, transactional and other expenses, which will be indirectly paid by the Fund as investor party to a swap contract on an Underlying Pool. A total return swap on an Underlying Pool is not a direct investment in the Underlying Pool, and the cost of investing in the Fund may be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses to one or more advisors engaged to trade alternative and/or hedging strategies on behalf of the Underlying Pools (each an “Underlying Pool Manager”), which will affect the returns to which the Fund seeks access via the total return swap. There is no guarantee that any of the trading strategies used by the Underlying Pool Managers retained by the Underlying Pools will be profitable or avoid losses.

Short Sales Risk - The Fund may sell securities short. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price.

Sub-Adviser Allocation Risk - The success of the Fund’s investment strategy depends on, among other things, both the Adviser’s skill in selecting Sub-Advisers and allocating assets to those Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any

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applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.redmontfunds.com or by calling 855.268.2242.

Annual Total Return (year ended 12/31)

Class I Shares

Calendar Year Annual Returns - Class I Shares	12/31/12 - 5.27%

Best Quarter – 9/2012 3.67%
Worst Quarter – 6/2012 -2.42%%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns

(for the period ended December 31, 2012)

	1 Year	Since Inception (December 30, 2011)
Redmont Resolute Fund II (Class I Shares)
Return Before Taxes	5.27%	5.25%
Return After Taxes on Distributions	5.04%	5.03%
Return After Taxes on Distributions and Sale of Fund Shares	3.47%	4.36%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	3.51%	3.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	15.96%

Investment Adviser

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

As of the date of this Prospectus Turner and RIM serve as sub-advisers to the Fund.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio on behalf of the Adviser:

R. Scott Graham, CFA, Consultant of the Adviser since September 2006. Mr. Graham has served as Lead Portfolio Manager of the Fund since December 2011.

Michael T. Lytle, CFA, Consultant of the Adviser since October 2006. Mr. Lytle has served as Assistant Portfolio Manager of the Fund since December 2011.

The following individuals are primarily responsible for the day-to-day management of the Fund’s assets allocated to each on behalf of the Sub-Advisers:

Turner

Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst. Mr. Baggini joined turner in 2010.

RIM

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Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities. Mr. Feeney joined RIM in [    ].

Eric Connerly, Director of Research. Mr. Connerly joined RIM in [      ].

Purchase and Sale of Fund Shares

The Fund offers investors one class of shares: Class I shares. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

Sales of shares of the Fund are limited to existing or new investment advisory clients of the Adviser. Further, purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.

Total return measures the total performance of an investment including interest, capital gains, dividends, and distributions realized over a given period of time. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”)who manage alternative or hedging investment strategies, (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. These three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of the Fund. The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds exchange-traded funds and exchange-traded notes in which the Fund may invest are referred to as “Underlying Funds.”

The hedging or alternative strategies to which the Fund’s Underlying Investment Strategies seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, the Fund generally seeks to maintain net equity exposure ranging between ten percent (10%) to sixty percent (60%) of net assets. For example, an Underlying Investment Strategy that uses or that provides exposure to a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash. The remainder of the Fund’s exposure (i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more Underlying Investment Strategies.

The Adviser determines the allocation of the Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser seeks to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, the Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. The Fund is not required to invest in any minimum number of Underlying Investment Strategies, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, Underlying Fund, derivatives, investment strategy, or market sector. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Underlying Investment Strategies, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Underlying Investment Strategies may be available to the Fund if it chooses to use them in the future.

Sub-Advisers

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into sub-advisory agreements with turner

9

Investments, L.P. (“Turner”) and Robeco Investment Management, Inc. (“RIM”) for the Fund. As of the date of this Prospectus, the Fund’s assets which have been allocated to Sub-Advisers are allocated to RIM.

Underlying Funds

Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC and consistent with the conditions specified in such order. Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Swap Contracts on Underlying Pools

Swap contracts, such as total return swaps, are contracts between the Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, the Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset or index). The Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.

In addition to Underlying Investment Strategies, the Adviser may invest the Fund’s assets directly in the same manner as any Sub-Adviser in pursuit of the Fund’s investment objective. Investments generally include equity securities, fixed income securities and derivatives.

• In addition to the Underlying Investment Strategies, the Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”).

• The Fund may invest in fixed-income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

• The Fund may invest in derivatives, in addition to swap contracts whose value is derived from an Underlying Pool, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund’s forward contracts include forward currency contracts. The Fund’s swap agreements may also include equity, interest rate, index, credit default and currency rate swap agreements. The Fund’s futures contracts may include futures on securities, commodities, and securities indices. The Fund’s options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and its principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Securities in Which the Fund Invests?

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Convertible Securities

The Fund may invest in one or more convertible securities. A convertible security is one that can be exchanged for a specified amount of another, generally related security, at the option of the issuer and/or the holder.

Derivatives

The Fund may invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk or enhance return (including through the use of leverage), the Fund may invest in derivatives including options and futures and swap agreements. The Fund may invest in futures contracts on equity and debt securities, equity and debt indices and commodities. The Fund may invest in option contracts on equity and debt securities, equity and debt indices, commodities and futures.

Swap Agreements. A swap agreement is a commitment between two parties to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. Interest rate swaps are contracts involving the exchange between two contracting parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of an underlying debt obligation in the event of default by the issuer of the debt security. Total return swaps are a contract where one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or a managed account) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.

Option Contracts. The Fund may invest in options that trade on either an exchange or over-the-counter. By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security or commodity underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated, during the term of the option, to deliver the security or commodity underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security or commodity underlying the option at the exercise price. By writing a put option and receiving a premium, the Fund becomes obligated during the term of the option to purchase the security or commodity underlying the option at the exercise price. An option on an index gives the holder the right to receive an amount of cash upon exercise of the option equal to the difference between the closing value of the index and the exercise price of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a market index such as the S&P 500 Index. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium received, to assume a position in the futures contract (a short position if the option is a call, a long position if the option is a put) at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. Upon exercise of the option, the delivery of the futures position to the purchaser of the option will be accompanied by transfer to the purchaser of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts. The Fund may invest in futures that trade on either an exchange or over-the-counter. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity or currency underlying the contract on the expiration date of the contract at an agreed upon price. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

Equity and Equity-Related Securities

The Fund may invest in all types of equity securities including common and preferred stock. The Fund may invest in the equity securities of companies of all sizes.

Exchange-Traded Notes

The Fund may invest in exchange-traded notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a reference index.

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Fixed Income Securities

The Fund may invest in debt securities of varying maturities and durations, including both corporate debt securities and securities issued or guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored entities. Debt securities may have fixed or variable/floating rates. The Fund may invest in debt securities that have credit ratings of below investment grade debt (“Junk Bonds”). Securities that are rated lower than investment grade generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. Issuers of below investment grade debt include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid takeover or buyout and firms with heavy debt loads.

Foreign Securities

The Fund may invest in equity securities issued by companies organized outside the United States, including both developed and emerging markets. The Fund may also invest in debt securities of U.S. and foreign governments, government-related agencies, and companies. Foreign securities may include American Depositary Receipts (“ADRs”). While the Fund values all its investments in U.S. dollars, foreign securities may be denominated and/or traded in foreign currencies.

Leverage

The Fund may use leverage in an effort to increase its returns. Leverage exists when cash made available to the Fund through an investment technique is used to make additional investments. Borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions are examples of transactions that result in leverage. The Fund will only use these investment techniques when the Adviser or a Sub-Adviser, as applicable, believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return subject to the restrictions of the 1940 Act.

Mortgage-backed/Asset-backed Securities

The Fund may invest in mortgage-backed securities which are securities that directly or indirectly represent participations in, or are collateralized by, payable from mortgage loans secured by real property. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as Government National Mortgage Association (“GNMA”) and government-related organizations such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Other asset-backed securities may be collateralized by other loans or assets and receivables. Although certain asset-backed securities are guaranteed by a third party or are otherwise similarly secured, the market value of these securities, which may fluctuate, is not secured.

Other Investment Companies

The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”) (including leveraged ETFs), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The Fund may invest in ETFs both to supplement and to fill particular asset classes or sectors, particularly international equities, emerging markets, fixed income and alternative investments. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Repurchase Agreements

In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Short Sales

The Fund may seek to hedge investments or realize additional gains through the use of short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

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What are the Non-Principal Strategies of the Fund?

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

U.S. Government Securities

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

Cash Position

The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested.

What are the Principal Risks of Investing in the Fund?

Aggressive Investment Technique Risk

Using investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

ADR Risk.

The Fund may invest in ADRs. ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. The underlying securities are typically denominated (or quoted) in a currency other than U.S. dollars. The securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading.

Below-Investment Grade Securities Risk

Investments in below-investment grade fixed-income securities, “high yield securities” or “junk bonds,” are generally more speculative than investment grade fixed-income securities and have a greater risk of default. Below-investment grade fixed-income securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value or sell. Issuers of below-investment grade fixed-income securities are more likely to encounter and be materially affected by financial difficulties that may cause the issuer to default or otherwise become unable to pay interest or principal due on the security. Rising interest rates may compound such difficulties and reduce an issuer’s ability to repay principal and interest. If an issuer of a below-investment grade fixed-income security defaults, the security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.

Commodity Risk

Investing long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. The Fund, either directly or indirectly through investment in an Underlying Investment Strategy, may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

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Convertible Securities Risk

Convertible securities entail some of the risks of both equity and debt securities. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income from or a decline in the market value of, the securities. In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody’s or S&P or a similar determination of creditworthiness by a Sub-Adviser. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk

Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund or an Underlying Investment Strategy in which the Fund invests uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When the Fund or an Underlying Investment Strategy invests in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, it is subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Currency Risk

The value of the securities held by the Fund or an Underlying Investment Strategy may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk

Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund or an Underlying Investment Strategy in which the Fund invests will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the its exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subject the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains or losses.

Swap Contracts Risk

The Fund may engage in interest rate, currency, and equity swaps and CDSs, and related instruments, which require the Adviser or a Sub-Adviser to forecast, among other things, interest rate movements, currency fluctuations, market values and the likelihood of credit event for a securities issuer. Such forecasting is inherently difficult and entails investment risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no guarantee that the Fund will be able to eliminate its exposure under an outstanding swap by entering into an offsetting swap, and the Fund may not assign a swap without the consent of the counterparty to it. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference, such as an Underlying Pool, does not perform as anticipated. Although total return swaps on Underlying Pools may seek to approximate the economic results of investments in pooled vehicles, such swap contracts are not securities, and may be subject to particular liquidity risks. In addition, to the extent the Fund seeks exposure to the returns of an Underlying Pool through a total return swap, the Fund’s use of such swaps is also subject to risks associated with the Adviser’s assessment of an Underlying Pool manager’s ability to execute hedging or alternative strategies and deliver returns.

Distressed Investments Risk

The Fund’s distressed debt strategy of investing in instruments involving loans, loan participations, bonds, notes, non-performing, sub-performing and sub-prime mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these instruments. The prices of such instruments may be extremely volatile. Valuing such instruments may be difficult, and the spread between the bid and asked prices of them may be greater than normally expected. If a Sub-Adviser’s evaluation of a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Moreover, because issuers of distressed securities are typically in a weak financial condition, the likelihood of default is high, in which case the Fund may lose its entire investment in such defaulted securities.

Emerging Markets Risk

The Fund may invest in foreign investments of issuers in emerging markets. Investments in such emerging markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and markets of certain emerging market countries. A relative lack of information about companies in emerging markets may also exist. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk

Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuation in the market value of the underlying securities.

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Exchange-Traded and Closed-End Fund Risk

The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Underlying Investment Strategies invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the Underlying Investment Strategy may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

Exchange-Traded Note Risk

The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Risk

Investing in long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk

Investing in long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Fund-of-Funds Structure Risk

There are certain risks associated with the use of a fund-of-funds structure. These risks include, but are not limited to:

Expenses. Your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

Allocation Risk. The Fund may be prevented from fully allocating assets to an Underlying Fund due to regulatory limitations which may impact a fund-of-funds.

Underlying Fund Risk. All risks associated with an Underlying Fund are applicable to the Fund. In addition, the Adviser’s assumptions about an Underlying Fund may be incorrect in view of actual market conditions. The Adviser may be subject to potential conflicts of interest in the selection of Underlying Funds. An Underlying Fund may experience large purchases or redemptions, which could affect the performance of the Fund.

Transparency Risk. The Underlying Funds are not managed by the Adviser, and the Adviser has access to information regarding the Underlying Fund’s investments to the extent the Underlying Fund’s adviser makes those available.

Underlying Fund Managed Portfolio Risk. The Underlying Fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Underlying Fund to incur losses.

Underlying Fund Portfolio Turnover Risk. The risks associated with the Fund described in “Portfolio Turnover Risk” above are also applicable to the Underlying Funds in which the Fund invests.

Futures Contracts Risk

There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Initial Public Offering Risk

The Fund may purchase securities of companies in initial public offerings (“IPOs”). Special risks associated with these securities may include illiquidity, unseasoned trading, lack of investor knowledge of the company, limited operating history and substantial price volatility. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies whose shares are sold through IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

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Large Capitalization Company Risk

Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

Leverage Risk

One or more Underlying Investment Strategies may cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions.

The Fund may also be exposed to leverage if it invests in leveraged ETFs that seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. One or more Underlying Investment Strategies may also cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions.

Liquidity Risk

When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Managed Portfolio Risk

The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Market Risk

The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular Underlying Investment Strategy’s share price. The Fund or an Underlying Investment Strategy may decline in value even when the values of stocks or bonds in general are rising. Overall financial market risks affect the value of the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Mid-Capitalization Company Risk

The Fund’s investments in mid-capitalization companies may entail greater risks and its securities’ prices may fluctuate more and have a higher degree of volatility than those of larger, more established companies. Securities of mid-capitalization companies may be traded in lower volume and be less liquid. At certain times, the general market may not favor the mid-sized companies in which the Fund invests and as a result the Fund could underperform the general market. Mid-sized companies may have more limited product lines, markets and financial resources that make them more susceptible to economic and market setbacks. The smaller the company, the greater effect these risks may have on the company’s operations and performance which could have a significant impact on the price of the security.

Mortgage-Related Securities Risk

Mortgage-related (and other asset-backed) securities represent interest in pools of mortgages (or other assets). Mortgage-Related Securities can have a fixed or adjustable interest rate. The Fund may also invest in debt securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government. The Fund may invest in collateralized mortgage obligations (“CMOs”) or collateralized debt obligations (“CDOs”). CMOs and CDOs are each divided into classes, which are referred to as “tranches.” Certain such tranches have priority over other tranches. With respect to CMOs, each tranche’s priority is generally with respect to payment of principal. With respect to CDOs, each tranche’s priority is generally with respect to the payment of cash flows to investors, and no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full. The CDO investor’s interest in the cash flows of the investment, rather than in its underlying assets, differentiates the CDO from a CMO. The value of such securities may be affected by changes in interest rates, factors concerning the interests in and structure of the issuer or originator of the underlying assets, the creditworthiness of entities that provide supporting letters of credit or other credit enhancements and the market’s assessment of the underlying assets. Mortgage-Related Securities are subject to prepayment risk, which is the risk that issuers of such securities will prepay their debt

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when interest rates fall and cause the Fund to have to invest its assets in lower yielding investments. The risk of prepayment is difficult to predict and may result in volatility in the Fund.

Multiple Investment Sub-Adviser Risk

The Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses to the Fund. Each Sub-Adviser uses a particular style or set of styles to select investments for the Fund. Those styles may be out of favor or may not produce the best results over the investment time periods. Each Sub-Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Non-Diversified Risk

An Underlying Investment Strategy that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Options Risk

The Fund’s investment in options may have additional risks. The success of the Fund’s investment in options depends upon many factors, such as the price of the options which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors. These factors may change rapidly over time. There may also be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. In addition, each over-the-counter (“OTC”) option exposes the Fund to counterparty risk, and the Adviser may determine to concentrate any or all of its OTC option transaction with a single counterparty or a small group of counterparties. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an OTC options transaction.

Portfolio Turnover Risk

Frequent trading of securities by the Fund or Underlying Investment Strategy may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Preferred Stock Risk

If interest rates rise, the dividend on preferred stock may be less attractive, causing the price of preferred stock to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities. The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to credit risk.

Repurchase and Reverse Repurchase Transactions Risk

The Fund may enter into repurchase and reverse repurchase transactions agreements. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Funds experience losses or delays in recovering their investments. In a repurchase transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund. In the case of a reverse repurchase agreement, the Fund could incur a loss if the value of the securities purchased by the Fund has decreased in value relative to the value of the collateral held by the Fund. Reverse repurchase agreements may be considered borrowing for some purposes.

Restricted Securities Risk

Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because Rule 144A securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Risk of Underlying Pools

Underlying Pools are subject to management, transactional and other expenses, which will be indirectly paid by the Fund as investor party to a swap

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contract on an Underlying Pool. A total return swap on an Underlying Pool is not a direct investment in the Underlying Pool, and the cost of investing in the Fund may be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses to one or more advisors engaged to trade alternative and/or hedging strategies on behalf of the Underlying Pools (each an “Underlying Pool Manager”), which will affect the returns to which the Fund seeks access via the total return swap. There is no guarantee that any of the trading strategies used by the Underlying Pool Managers retained by the Underlying Pools will be profitable or avoid losses.

Short Sales Risk

The Fund may sell securities short. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund’s potential losses could exceed those of mutual funds that hold only long positions.

Small Capitalization Company Risk

The Fund’s investments in small capitalization companies may entail greater risks and their securities’ prices may fluctuate more and have a higher degree of volatility than those of larger, more established companies. Securities of small capitalization companies may be traded in lower volume and be less liquid. At certain times, the general market may not favor the smaller, growth-oriented companies in which the Fund invests and as a result the Fund could underperform the general market. Smaller companies may have more limited product lines, markets and financial resources that make them more susceptible to economic and market setbacks. Additionally, information about these companies may not be readily available. The smaller the company, the greater effect these risks may have on the company’s operations and performance which could have a significant impact on the price of the security.

What are the Non-Principal Risks of Investing in the Fund?

Risks Associated with New Funds

The Fund has limited performance history for investors to evaluate.

Manager of Managers Structure Risk

There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

DISCLOSURE OF PORTFOLIO

HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s SAI.

MANAGEMENT

Highland Associates, Inc. (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 1987 and is registered with the SEC as an investment adviser. As of May 31, 2013, Highland provided investment advice with respect to approximately $[        ] billion for not-for profit health care organizations, foundations and endowments across the country. The Adviser’s principal address is 2545 Highland Avenue South, Suite 200, Birmingham, AL 35205.

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Pursuant to the Investment Advisory Agreement, as amended (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The Adviser has contractually agreed, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% investment advisory fee in excess of any Sub-Advisory Fees paid by the Adviser to sub-advisors in connection with the Fund. This agreement will be in effect through August 31, 2017. The Adviser will not be permitted to discontinue this agreement to waive fees without the approval by the Fund’s Board of Trustees.

The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the amendments to the Fund’s Advisory Agreement is available in the Fund’s annual report to shareholders for the period ended April 30, 2013. On December 5, 2012, the Adviser and Financial Investors Trust (the “Trust”), of which the Fund is a series, were granted an exemptive order from the SEC that allows the Adviser to allocate and reallocate the assets of the Fund among any sub-advisers so selected pursuant to a “manager of managers” structure. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to the Fund’s investment strategies and evaluate its performance results. The Adviser also has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the sub-advisory agreements subject to the approval of the Trust’s Board of Trustees, but not shareholder approval. For services rendered under the sub-advisory agreements, each sub-adviser will receive a fee directly from the Adviser out of the fees that the Adviser receives from the Fund. The Fund will be required to notify shareholders within 90 days after a sub-adviser begins providing its services.

Currently, the Fund has agreements with two Sub-Advisers. The Adviser and the Trust have entered into sub-advisory agreements with respect to the Fund with the following Sub-Advisers, one or more of which may be selected from time to time by the Adviser, to manage a portion of the Fund’s assets.

Turner Investments (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, was established in 1990. As of December 31, 2012, Turner had approximately $10.7 billion in assets under management.

Robeco Investment Management (“RIM”), 909 Third Avenue, 32nd Floor, New York, New York 10022, is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. RIM provides investment management and investment advisory services to other institutional and proprietary accounts. As of February 28, 2013, RIM had approximately $32 billion in assets under management.

The Sub-Advisers will be engaged to manage the investments of the Fund according to the Fund’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Adviser will pay the Sub-Advisers out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement. The Fund is not responsible for the payment of the Sub-Advisory fee. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreements is available in each Fund’s annual report for the period ended April 30, 2013.

On October 16, 2012, the Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order.

When this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees.

THE PORTFOLIO MANAGERS

The portfolio managers are primarily responsible for the day-to-day operation of the Fund. Each of the persons listed below have served as the Fund’s portfolio manager on behalf of the Adviser since the Fund’s inception.

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
R. Scott Graham, CFA

Lead Portfolio Manager of the Fund. Mr. Graham joined the Adviser in September 2006 as a consultant to the firm’s institutional client base and has been a shareholder in the Adviser since September 2008. Mr. Graham is a voting member of the Adviser’s investment oversight committee which oversees the entire asset

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PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE

allocation and manager selection process for the firm. Prior to joining the Adviser, Mr. Graham was a senior financial analyst with Vulcan Materials Company where he managed the internal portfolio for the company.

Michael T. Lytle, CFA

Assistant Portfolio Manager of the Fund. Mr. Lytle joined the Adviser in October 2006 as a consultant to the firm’s institutional client base and has been a shareholder in the Adviser since September 2008. Mr. Lytle is a voting member of the Adviser’s investment oversight committee which oversees the entire asset allocation and manager selection process for the firm. Prior to joining the Adviser, Mr. Lytle was a fixed income portfolio manager with AmSouth Asset Management where he managed a number of institutional fixed income portfolios as well as developed and managed the company’s model portfolio program.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

While Mr. Graham and Mr. Lytle will have the day-to-day responsibility of managing the fund, the Adviser’s entire investment process is overseen by the firm’s Investment Oversight Committee (“IOC”). The IOC includes all of the investment professionals of the firm and the seven voting members average 20 years of investment experience and are all shareholders in the firm.

Each of the persons listed below have served as the Fund’s portfolio manager on behalf of the applicable Sub-Adviser since April 1, 2013.

Turner

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Christopher E. Baggini, CFA

Senior Portfolio Manager/Global Equity Analyst of Turner, is responsible for the day-to-day management of the portion of the Fund’s portfolio that is managed by Turner. Mr. Baggini joined turner in 2010. Prior to Joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007.

RIM

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Jay Feeney	Co-Chief Executive Officer and Chief Investment Officer-Equities of RIM. [ ]
Eric Connerly	Director of Research of RIM. [ ]

More information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Fund is included in the SAI.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as the Fund’s administrator, fund accounting and transfer agent. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

Classes of Shares

The Fund currently offers Class I shares.

Sales of shares of the Fund are limited to existing or new investment advisory clients of the Adviser. Further, Class I shares are offered only through certain types of financial intermediaries and to certain institutional investors. Class I shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its

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service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments. Class I shares are not offered directly to individual investors.

Payments to Financial Intermediaries

The Fund’s Adviser and its affiliates may also make payments for distribution and/or shareholder servicing activities for out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

Investment Minimums

The Fund offers investors one class of shares: Class I shares. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may not purchase or redeem shares of the Fund directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or redeem shares.

Investors may be charged a fee if they effect transactions through broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

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Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

Redemptions In-Kind

The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Redemption Fees

If you sell your shares of the Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;

•	Redemptions related to death or due to a divorce decree;

•

Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and

•

Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

SHARE TRANSACTIONS

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Small Account Balances/Mandatory Redemptions

The Fund does not currently impose an account minimum. The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

Share Certificates

The Fund does not issue share certificates.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

If you sell your shares of the Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. The Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-

23

term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fund’s Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in the Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally pays dividends, if any, on an annual basis. The Fund also normally distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

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(i)	U.S. citizens or residents;

(ii)	U.S. corporations;

(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or

(iv)

a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “TAXES – Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

The Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a regulated investment company (“RIC”) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intends to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Fund will satisfy these distribution requirements.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to shareholders.

Distributions of net capital gains that are properly designated by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Fund does not expect a significant portion of its distributions to derive from “qualified dividend income,” which for taxable years beginning before January 1, 2013 will be taxed at favorable rates so long as certain requirements are met. The special tax treatment of qualified dividend income will expire for taxable periods beginning on or after January 1, 2013 unless Congress enacts legislation providing otherwise. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends received by the Fund, to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

The Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from ETFs in which the Fund owns investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. The Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. The Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund and from other sources.

For taxable years beginning before January 1, 2013, long-term capital gain rates applicable to individuals have been temporarily reduced – in general to a maximum rate of 15%. For taxable years beginning on or after January 1, 2013, the maximum long-term capital gain rate applicable to individuals will be 20% unless Congress enacts legislation providing otherwise. For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. You can avoid this, if you choose, by investing soon after the Fund has paid a dividend.

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Sale of Fund Shares

A shareholder who redeems shares in the Fund generally will recognize a capital gain or loss. The gain or loss will be equal to the difference between the amount received in the redemption (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of the Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of shares of the Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long term loss. For more information, see the SAI under “TAXES – Redemption of Shares.”

Taxation of Certain Investments

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes, although it is possible that the Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Fund makes no assurances regarding its ability or willingness to so elect. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. The Fund may hold securities that are passive foreign investment companies for U.S. federal income tax purposes. The Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the SAI under “TAXES – Special Tax Considerations.”

The Fund may at times buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, the original issue discount will be included in the Fund’s ordinary income. Even though payment of that amount is not received until a later time, related distributions will be taxed to shareholders as ordinary income. The Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Backup Withholding

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish certain information and certifications to the Fund or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through on or before December 31, 2012 and, under current law, will be 31% for amounts paid after December 31, 2012. For more information regarding backup withholding and new U.S. federal income tax legislation, see the SAI under “TAXES – Backup Withholding,” “TAXES– Surtax on Net Investment Income” and “TAXES – Foreign Accounts.”

You should consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited (except where noted) by [                ], whose report, along with the Fund’s financial statements and financial highlights, are included in the Fund’s annual report, which is available upon request by calling the Fund at (855) 268-2242.

[To be filed by subsequent amendment]

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FACTS	WHAT DOES REDMONT RESOLUTE FUND II (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪     Social Security number and account transactions

▪     Account balances and transaction history

▪     Wire transfer instructions

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund Share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

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Questions?	Call (855) 268-2242 or go to www.redmontfunds.com.
Who we are
Who is providing this notice?	Redmont Resolute Fund II
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ▪ open an account ▪ provide account information or give us your contact information ▪ make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪     sharing for affiliates’ everyday business purposes-information about your creditworthiness

▪     affiliates from using your information to market to you

▪     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ▪ The Fund does not jointly market.

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Additional Information About the Fund

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports, when available, will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The statement of additional information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at (855) 268-2242, by writing the Fund at Redmont Funds, P.O. Box 1436, Denver, CO 80201, or by calling your financial consultant. This information is also available free of charge on the Fund’s website at www.redmontfunds.com.

You can also review the Fund’s shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell its shares.

    (Investment Company Act file no. 811-8194)

August 31, 2013

STATEMENT OF ADDITIONAL INFORMATION

Name of Fund	Ticker
	Class A	Class I
Redmont Resolute Fund I	RMRFX	RMREX
Redmont Resolute Fund II	N/A	RMRGX

P.O. Box 1436

Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Class A and Class I Shares (collectively, the “Shares”), as applicable, of the Funds listed above (individually, a “Fund” and collectively, the “Funds”), each of which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Highland Associates, Inc. (“Highland” or the “Adviser”) is the investment adviser of each Fund. Redmont Resolute Fund I offers all classes of the Shares. Redmont Resolute Fund II offers only Class I Shares.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by each Fund’s current Prospectus dated August 31, 2013, as supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Funds at the address listed above, or by calling the Funds’ transfer agent at (855) 268-2242. The Funds’ most recent Annual Reports, if any, are incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This Statement of Additional Information (the “SAI”) includes information about two series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. Each of the Funds is classified as diversified.

What are the Funds’ Investment Objectives?

•	Each Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.

Total return measures the total performance of an investment including interest, capital gains, dividends, and distributions realized over a given period of time. While there is no assurance that a Fund will achieve its investment objective, each Fund endeavors to do so by following the strategies and policies described in its Prospectus.

Each Fund’s Board of Trustees (the “Board”) may change this investment objective without a shareholder vote. Each Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s investment objective, you should consider whether the Fund remains an appropriate investment for you.

What are each Fund’s Principal Investment Strategies?

Each Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies, (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. These three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of the Funds. The Funds may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds exchange-traded funds and exchange-traded notes in which the Fund may invest are referred to as “Underlying Funds.”

The hedging or alternative strategies to which the Fund’s Underlying Investment Strategies seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments;

leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve each Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, each Fund generally seeks to maintain net equity exposure ranging between ten percent (10%) to sixty percent (60%) of net assets. For example, an Underlying Investment Strategy that uses or that provides exposure to a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash. The remainder of each Fund’s exposure (i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more Underlying Investment Strategies.

The Adviser determines the allocation of each Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser seeks to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, each Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. Each Fund is not required to invest in any minimum number of Underlying Investment Strategies, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, Underlying Fund, derivatives, investment strategy, or market sector. The Adviser may change the allocation of the Funds’ assets among the available investment options, and may add or remove Underlying Investment Strategies, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Underlying Investment Strategies may be available to each Fund if it chooses to use them in the future.

Sub-Advisers

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the , to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Funds and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of each Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into sub-advisory agreements with turner Investments, L.P. (“Turner”) and Robeco Investment Management, Inc. (“RIM”) for each Fund. As of the date of this SAI, the Funds’ assets which have been allocated to Sub-Advisers are allocated to RIM.

Underlying Funds

Each Underlying Fund invests its assets in accordance with its investment strategy. Each Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC and consistent with the conditions specified in such order. Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Swap Contracts on Underlying Pools

Swap contracts, such as total return swaps, are contracts between a Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, the Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. Each Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset or index). The Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.

In addition to Underlying Investment Strategies, the Adviser may invest each Fund’s assets directly in the same manner as any Sub-Adviser in pursuit of the Fund’s investment objective. Investments generally include equity securities, fixed income securities and derivatives.

• In addition to the Underlying Investment Strategies, each Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”).

• Each Fund may invest in fixed-income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

• Each Fund may invest in derivatives, in addition to swap contracts whose value is derived from an Underlying Pool, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as options, futures, indexes or currencies. The most common types of derivatives in which the Funds may invest are forwards, options, futures and swaps contracts. The Funds’ forward contracts include forward currency contracts. The Funds’ swap agreements may also include equity, interest rate, index, credit default and currency rate swap agreements. The Fund’s futures contracts may include futures on securities, commodities, and securities indices. The Fund’s options contracts may include options on securities, securities indices, commodities and futures. Each Fund may purchase or write options. Each Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. Each Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position that is inconsistent with its principal investment strategies.

In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position that is inconsistent with their principal investment strategies.

Each Fund’s Board may change its principal investment strategies without a shareholder vote. Each Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT POLICIES AND RISKS APPLICABLE TO BOTH FUNDS

New Portfolio Risk. The Funds have limited performance history for investors to evaluate.

Portfolio Turnover. Each Fund may engage in short-term trading. This means that a Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the Adviser believes that the sale is in the best interest of that Fund (for example, if the portfolio managers believe an alternative investment has greater growth potential). This activity will increase a Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce that Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of a Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income.

Cash Position. Each Fund may not always stay fully invested in stocks, bonds or other investment companies. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when the portfolio managers are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. When a Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if that Fund remained more fully invested in stocks or bonds.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS APPLICABLE TO BOTH FUNDS

Each Fund, or directly or through an Underlying Investment Strategy, may also invest in the following types of securities, or engage in certain investment activities, as generally described below. The following is not meant to be an exclusive list of all the securities and instruments in which each Fund (directly or through an Underlying Investment Strategy) may invest or investment strategies in which it may engage, and each Fund or an Underlying Investment Strategy may invest in instruments and securities and engage in strategies other than those listed below. References to a Fund’s investments in the following sections also contemplate a Fund’s indirect investments through an Underlying Investment Strategy and, to the extent appropriate, the associated considerations that would be indirectly applicable to a Fund.

Equity Investments

Each Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into. Each Fund’s investment process is biased toward value.

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Investment Company Shares

Investments by the Funds in Underlying Funds will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances, Securities and Exchange Commission (“SEC”) exemptive orders. A Fund may rely on SEC exemptive orders that permit it to invest in certain Underlying Fund shares beyond the limits contained in the 1940 Act, subject to the terms and conditions of those exemptive orders. By investing in securities of an Underlying Fund, a Fund’s shareholders will indirectly bear the fees and expenses of that Underlying Fund in addition to a Fund’s own fees and expenses. Pursuant to SEC rules, the Funds may invest in shares of affiliated and unaffiliated money market funds, subject to the conditions described below under “Fund of Funds Structure.”

Open-End Mutual Funds

Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investing in open-end mutual funds typically reflect securities in which the open-end funds invest. The net asset value per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Open-end mutual funds are offered in a wide variety of asset classes including: large cap, mid cap, small cap, equity, international, sector, fixed-income and alternative non-traditional strategies. Each type of fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When a Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.

Closed-End Funds

Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. When the Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.

Exchange Traded Funds and Other Similar Instruments

Shares of ETFs and other similar instruments may be purchased by a Fund. Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment. Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Each Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs. These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument. In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index. Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”). The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca. ETFs may trade at relatively modest discounts or premiums to net asset value. In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which a Fund invests will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting the shares of ETFs held by a Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected. If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Exchange-Traded Notes

The Funds and Underlying Funds may invest in exchange-traded notes (“ETNs”). ETNs are securities that combine aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. ETNs are subject to the additional risk that they may trade at a premium or discount to value attributable to their reference index. When a Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Market Risk

The market price of securities owned by any Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Equity securities generally have greater price volatility than fixed-income securities.

Commodity Risk

Exposure to investments in the commodities market may subject the Funds to greater volatility than investments in traditional securities. Commodities include metals, energy, agricultural products, livestock and minerals. The Funds, either directly or indirectly through certain Underlying Investment Strategies, may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including, but not limited to: global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Funds’ ability to invest in or have exposure to investments in the commodities market may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Concentration Risk

Some Underlying Investment Strategies may be concentrated in a narrow industry. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that an Underlying Investment Strategy will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. An index-based Underlying Investment Strategy may have significant exposure to individual companies or industry sectors that constitute a significant portion of the referenced index. As a result, such an Underlying Investment Strategy will be more susceptible to the risks associated with that specific company or industry sector, which may be different from the risks generally associated with the companies contained in the index. In addition, each Fund limits its investments to a limited universe of investment companies that focus on hedging or alternative investment strategies.

Aggressive Investment Technique

The Funds, either directly or indirectly through Underlying Investment Strategies, may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. A Fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses that exceed the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities on which the aggressive technique is based, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each Fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired.

Derivatives

Each Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, no Fund will be obligated to use derivatives and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which a Fund may invest include, but are not limited to, total return swaps, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and over-the-counter (“OTC”) put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

The use of total return swaps on Underlying Pools allows a Fund to obtain net long or net negative/short exposures to specific securities, securities indices, interest rates, credits, or currencies without having actually to purchase or sell underlying securities or other instruments. The use of derivative instruments may allow the investment manager to make tactical allocations with fewer transaction costs than it might otherwise incur but changing allocations to the Underlying Funds or Sub-Advisers. Swap agreements, such as total return swaps, are contracts between the Fund and, typically a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underling instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in the given instruments. In a total return swap, the Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or a managed account) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset or index).

Derivatives may also be used, among other reasons, as part of a Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance a Fund’s income or gain. A Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of a Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select a Fund’s portfolio securities.

Subject to the constraints described above, a Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. A Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Total return swaps could result in losses if the reference index, security, or managed account do not perform as anticipated. The use of swaps may not always be successful; using them could lower the Fund’s total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a Fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a Fund’s investment at a reasonable price, which could turn an expected gain into a loss. Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of a Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “Taxes.”

The Funds’ use of certain derivatives is subject to the Commodity Exchange Act (“CEA”) and the rules and regulations of the Commodity Futures Trading Commission (‘CFTC”). The Adviser is a registered commodity pool operator under the CEA.

Currency Transactions

Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”

Each Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. For example, a Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

Each Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Fund’s securities are or are expected to be denominated and to buy dollars.

If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

Currency hedging involves some of the same risks and considerations as other derivative transactions. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in these transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Futures Contracts

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. The Funds may enter into futures contracts and related options as permitted under CFTC Rules. The Adviser expects that the Funds’ futures transactions will generally include transactions: (i) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (ii) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices.

CFTC regulations governing the use of commodity interests, including certain futures contracts, by investment companies such as the Funds may be subject to amendment. Amendments to such regulations by the CFTC may affect the ability of a Fund to use futures and commodity interests, and could affect the Fund’s ability to achieve its investment objective.

Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). A Fund may use futures contracts and related options for hedging purposes and for investment purposes. A Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund’s securities. Each Fund will designate assets with respect to futures contracts and options thereon as described below under “Use of Segregated and Other Special Accounts.”

Interest Rate Futures Contracts

Each Fund may enter into interest rate futures contracts, for example, in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular debt security or index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if a Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, because the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to take a position without having to sell its portfolio securities. Similarly, when the Adviser expects that interest rates may decline, a Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, a Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized.

The use of options and futures transactions entails risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund could create the possibility that losses on the derivative will be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. A Fund might not be able to close out certain positions without incurring substantial losses. To the extent a Fund utilizes futures and options transactions for hedging, such transactions should tend to decrease the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. A Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, a Fund may purchase put and call options or write “covered” put and call options on futures contracts on stocks, stock indices, interest rates and currencies. In addition, a Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by a Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by a Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts. Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.

By writing a call, a Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, a Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by a Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. A Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for a Fund. A Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

A Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Each of the Funds reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Stocks and Stock Indices

Each Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund. In addition, the Funds may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the Adviser expects general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of the Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

Options on Currencies

Each Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

Options on Futures Contracts

Each Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Interest Rate and Equity Swaps and Related Transactions

Each Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. Each Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by a Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

Each Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability. If a Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Funds would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with futures and options strategies, the effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined by the Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the a Fund’s rights and obligations relating to the investment).

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by a Fund. The effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent a Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. A Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Credit Default Swaps

Each Fund may enter into credit default swap contracts for hedging purposes or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap. When a Fund is a seller of credit default swaps, it will segregate the full notional amount of the credit default swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the CFTC, SEC or both. Both the CFTC and the SEC have issued guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps. As they attempt to finalize various rulemakings mandated by the Dodd-Frank Act, either or both of the CFTC and SEC may issue additional guidance or relief to provide additional clarity. Further action by the CFTC or SEC may affect a Fund’s ability to use credit default swaps or may require additional disclosure by a Fund.

Indexed Securities

Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Because the amount of interest and/or principal payments which the issuer of indexed debt securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed debt securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses can be greater than if derivatives had not been used.

Combined Transactions

Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by a Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Use of Segregated and Other Special Accounts

Use of many derivatives by a Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise.

In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. A call option on securities written by a Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by a Fund will require the Fund to designate liquid securities equal to the exercise price.

The options entered into by a Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of designating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high as or higher than the price of the contract held. Other derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Risks of Derivatives Outside the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Short Sales

Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Funds may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. A Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of the Fund. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of a Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in a Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits a Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict a Fund’s investments in certain non-U.S. banks and other financial institutions.

Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit each Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for either Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. A Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Credit Ratings

The securities in which either Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in either Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “Taxes.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. A Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s and S&P is set forth in Appendix A.

Emerging Market Countries

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries. For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain of such countries face serious exchange constraints. In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and a Fund, as well as the value of securities in the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of a Fund’s portfolio. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors. Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect a Fund. In addition, if deterioration occurs in an emerging market country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. Investing in local markets in emerging market countries may require a portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to a Fund.

Fixed Income Securities

Each Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Mortgage-Related And Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Each Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities.

Mortgage Pass-Through Securities

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies.

Additionally, there has been ongoing concern expressed by critics and certain members of Congress over the size of the borrowing and purchasing activities of both companies and the impact they have on the U.S. economy. Congress has also expressed concern over FNMA and FHLMC improperly using their non-profit and charitable foundations to evade campaign finance laws to lobby Congress, and has called on FNMA’s board to demand repayment of executive bonuses obtained as a result of improper accounting manipulations. Legislation may be enacted in the future that limits the size and scope of the activities of both FNMA and FHLMC and/or subjects these companies to further regulatory oversight. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, a Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”)

A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities

Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Collateralized Debt Obligations

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Mortgage “Dollar Roll” Transactions

Each Fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. In a dollar roll, a Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. A Fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. For financial reporting and U.S. federal income tax purposes, each Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. None of the Funds currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

Consistent with each Fund’s investment objectives and policies, the Fund also may invest in other types of asset-backed securities.

Bank Obligations

Bank obligations that may be purchased by each Fund include certificates of deposit, banker’s acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Convertible Securities

Each Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt. Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure. The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

High Yield Securities

Each Fund may invest in high yield securities. High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions. Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal. A Fund’s achievements of its objective may be more dependent on the Adviser’s own credit analysis than is the case with funds that invest in higher rated fixed income securities.

Changes in Credit Ratings. Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI. The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity. The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in a Fund’s portfolio. These factors may have an adverse effect on the ability of a Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect the Fund’s net asset value per share and may limit the ability of such Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments. Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect a Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, such securities present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness. A Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States. In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which a Fund invests will bear interest at fixed rates but a Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities. Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally. For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which a Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden. Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high yield securities.

The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Firm Commitments and When-Issued Securities

Each Fund may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. A Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. A Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Floating and Variable Rate Instruments

Each Fund may each invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which a Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity. Some of the demand instruments purchased by a Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose. The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due. To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing. The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by a Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Loan Participations and Assignments

Each Fund may invest in loan participations and assignments. Each Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When a Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

A Fund may have difficulty disposing of assignments and loan participations. In many cases the market for such instruments is not highly liquid, and therefore each Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Fund’s ability to dispose of particular assignments or loan participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower or the ability to dispose of them at the price issued.

Money Market Instruments/Securities

Each Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

Each Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. If a Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices. Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize. Investments in securities which are “restricted” may involve added expenses to a Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. The Funds may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser pursuant to guidelines established by the Board. A Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

Each Fund may purchase Rule 144A securities on the GSTrUE exchange and other similar exchanges. These markets provide access to only institutional and highly sophisticated investors. They allow private companies to raise capital without the disclosure requirements of public markets and follow specific SEC rules to avoid certain disclosure requirements. Under these rules, companies are able to sell securities without registering them if the issued securities are limited to qualified institutional buyers (investors with at least $100 million in assets), and there are less than 500 shareholders. The market is run through a proprietary trading system. This system allows the members of the exchange to view bid and ask offers and recent sales. Actual transactions are made through special brokers. Because of the lack of disclosure in these markets, shares are expected to trade at a discount to the equivalent price achievable if the shares were listed on a public market. Companies utilizing these markets however, believe that the ability to avoid disclosure requirements of public markets is more important than receiving the higher price available from a public exchange listing.

Distressed and Defaulted Securities

The Funds may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative.

Geographical Concentration Risk

Each Fund’s investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, to the extent a Fund focuses its investments in a particular geographic region or country it may be more volatile than a more geographically diversified fund.

Correlation Risk

There is a risk that changes in the value of hedging instruments used will not match those of the investment being hedged. Underlying Funds benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

U.S. Government Securities

Each Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities. U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance. Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality. A Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect a Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

Each Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Each Fund also may purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for U.S. federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Non-Diversified Risk

Certain Underlying Investment Strategies have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers. This would make the performance of the Underlying Investment Strategy more susceptible to a single economic, political or regulatory event than a diversified mutual fund or ETF might be. This risk may be particularly acute with respect to an Underlying Investment Strategy whose index underlying its benchmark comprises a small number of stocks or other securities.

FUND-OF-FUNDS STRUCTURE

The following supplements the information contained above and in the Prospectuses concerning the investment objective, strategies and risks of investing in the Funds.

Section 12(d)(1)(A) of the 1940 Act, in relevant part, prohibits a registered investment company from acquiring shares of an investment company if after such acquisition the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company except in reliance on certain exceptions contained in the 1940 Act and the rules and regulations thereunder. The Trust and Highland were granted an exemptive order from the SEC that allows the Funds to invest in both affiliated and unaffiliated investment companies in excess of the limits in Section 12(d)(1) of the 1940 Act subject to the terms and conditions of such order. Under the terms of such order, prior to its investment in shares of an unaffiliated investment company in excess of the limit in section 12(d)(1)(A)(i) of the 1940 Act, the acquiring fund and the underlying fund must execute a Participation Agreement that is designed to ensure that the board of the underlying fund and its investment adviser understand the terms and conditions of the order and agree to fulfill their responsibilities under the order.

Notwithstanding the foregoing, the Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Funds do not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s Adviser must waive its management fee in an amount necessary to offset the amounts paid.

OTHER PRACTICES

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, each Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. Each Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) and other depositary receipts. Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary. The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market. The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges. In addition, the share price and all dividends are converted to the shareholder’s home currency. As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer. For purposes of each Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts purchased by a Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

Illiquid Securities

Each Fund, as well as each Underlying Fund, may invest a certain percentage of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that liquid assignments and loan participations that a Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase. The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable each Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Loans of Portfolio Securities

Each Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time. The procedure for the lending of securities will typically include the following features and conditions. The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon. A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan. The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral. These will be “demand” loans and may be terminated by the Fund at any time. The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change. The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent. To the extent that, in the meantime, the value of the securities a Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss. In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter. The Fund may typically also call such loans in order to sell the securities involved.

Repurchase Agreements

Each Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

Each Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of fundamental policies that may not be changed without the vote of a majority of a Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less. The other restrictions set forth below, as well as each Fund’s investment objective and each of the other investment restrictions set forth in the

Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board. The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. Unless otherwise noted, each of these policies applies to each Fund.

Each Fund may not:

(1) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities), provided that registered investment companies shall not be regarded as an industry or group of industries for purposes of this limitation;

(2) Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(3) Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6) Purchase or sell commodities or commodity contracts unless acquired as a result of ownership securities or other investments, provided that this limitation does not preclude a Fund from entering into futures contracts and options thereon in accordance with the Fund’s investment objective and policies, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities;

(7) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of Restriction (1), the Funds currently intend to use the Global Industry Classification Standard (“GICS”). These classifications are not fundamental policies of the Funds. The Funds may use other classification titles, standards and systems from time to time.

The Underlying Funds in which the Funds will invest have adopted certain investment restrictions that may be more or less restrictive than those listed for the applicable Fund above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental investment restrictions listed above for the relevant Fund. The investment restrictions for such Underlying Funds will be set forth in their respective prospectuses and statements of additional information.

In addition, it is contrary to the Funds’ present policy, which may be changed without shareholder vote, to:

(1) purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of a Fund’s total net assets (based on then-current value) would then be invested in such securities; or

For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board.

Master/Feeder Structure

In lieu of investing directly, the Board may consider whether a Fund’s investment objective would be furthered by converting to a master/feeder structure, pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The master/feeder structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a master/feeder structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in a Fund. In addition, a master/feeder structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure. No assurance can be given, however, that the master/feeder structure will result in a Fund stabilizing its expenses or achieving greater operational efficiencies.

Each Fund’s methods of operation and shareholder services would not be materially affected by the investment in another investment company (“Master Fund”) having substantially the same investment objective and policies as the Fund, except that the assets of the Fund may be managed as part of a larger pool of assets. If a Fund invested all of its assets in a Master Fund, it would hold beneficial interests in the Master Fund and the Master Fund would directly invest in accordance with the objectives and policies described for the Fund. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw a Fund’s investment from a Master Fund at any time it determines that it would be in the best interest to shareholders to do so. The Fund would then resume investing directly in individual securities of other issuers or invest in another Master Fund.

If the Board determines that a conversion to a master/feeder structure is in the best interest of a Fund’s shareholders, it will consider and evaluate specific proposals prior to the implementation of the Fund’s conversion and its shareholders would be notified in advance of any such conversion.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year. Each Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund. See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The following table summarizes the portfolio turnover rate for each Fund for the fiscal years or periods noted:

Fund Name	For the period December 30, 2011 (Inception) to April 30, 2012	For the Fiscal Year Ended April 30, 2013
Redmont Resolute Fund I	13%	%
Redmont Resolute Fund II	18%	%

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Funds may be disclosed to Third Parties (which may include the public) and Service Providers, No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Funds: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Funds.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Funds.

Policy Overview

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Portfolio Holdings. These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Funds from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided
Highland Associates, Inc. (Adviser)	Daily	None	Daily	Daily

Turner Investments, L.P. (Sub-Adviser)	Daily	None	Daily	Daily

Robeco Investment Management, Inc. (Sub-Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

Union Bank, N.A. (Custodian)	Daily	None	Daily	Daily

Deloitte & Touche LLP (Accountant)	As needed	None	As needed	As needed

Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

Brown Brothers Harriman & Co.	Daily	None	Daily	Daily

FactSet Research Systems Inc.	Daily	None	Daily	Daily

Investment Technology Group, Inc.	Daily	None	Daily	Daily

Glass, Lewis & Co., LLC	Daily	None	Daily	Daily

Markit WSO Corporation	Daily	None	Daily	Daily

State Street Bank and Trust Company	Daily	None	Daily	Daily

Only officers of the Funds and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings. Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis. In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received. Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers. In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided. As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy. As part of this responsibility,

the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of the Fund with a thirty (30) calendar day lag. Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a ten (10) calendar day delay from the end of the month being provided. These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

¡	Disclosures that are required by law
¡	Disclosures necessary for Service Providers (defined above);
¡	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
¡	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
¡	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel; or
¡	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser or Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser, as applicable. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser or Sub-Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s or Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

Brokerage and Research Services

The Adviser or Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each Fund through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser or Sub-Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser or Sub-Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and Sub-Advisers receive brokerage and research products and services from many broker-dealers with which the Adviser or Sub-Advisers place the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser or a Sub-Adviser receives such services even though the receipt of such services relieves the Adviser or Sub-Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser or a Sub-Adviser to place the Fund’s portfolio transactions may be useful to the Adviser or Sub-Adviser in providing services to the Adviser’s or Sub-Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser or Sub-Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser or Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser or Sub-Adviser may be useful to the Adviser or Sub-Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser or Sub-Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser or Sub-Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser or Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser or Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s or Sub-Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The Adviser or Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or Sub-Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal year or period noted:

Fund Name	For the Period December 30, 2011 (Inception) to April 30, 2012	For the Fiscal Year Ended April 30, 2013
Redmont Resolute Fund I	$32	$
Redmont Resolute Fund II	$0	$

For the period December 30, 2011 (inception) through April 30, 2012, and for the fiscal year ended April 30, 2013, neither Fund had any transactions identified for execution primarily on the basis of research and other services provided to each Fund and therefore no related commissions.

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Funds, the Adviser or Sub-Advisers during the fiscal year or period noted below:

Fund Name	For the Period December 30, 2011 (Inception) to April 30, 2012	For the Fiscal Year Ended April 30, 2013
Redmont Resolute Fund I	$0	$
Redmont Resolute Fund II	$0	$

Each Fund may acquire securities of brokers who execute the Funds’ portfolio transactions. As of April 30, 2013, each Fund owned securities of its regular broker-dealers (or parents) as shown below:

Fund Name	Name of Broker- Dealer	Market Value of Securities Owned
Redmont Resolute Fund I	N/A	N/A
Redmont Resolute Fund II	N/A	N/A

PURCHASE & REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of the Redmont Resolute Fund I are currently divided into two share classes – Class A and Class I shares. There is one share class, Class I, of the Redmont Resolute Fund II.

The Redmont Resolute Fund II is limited to existing or new investment advisory clients of Highland.

The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and Trust. Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Trustees in such manner as they determine to be fair and equitable.

Purchase of Shares

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Class A (Sales Charge)
Less than $50,000	5.50%
At least $50,000 but less than $100,000	4.50%
At least $100,000 but less than $250,000	3.50%
At least $250,000 but less than $500,000	2.50%
At least $500,000 but less than $1 million	2.00%
$1 million or greater	0.00%*

* A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months after a purchase in excess of $1 million.

Dealer Commissions and Compensation

Class A Shares

Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more; purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees; and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $10 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

Underwriting Commissions

The following chart reflects the total front-end sales charges paid in connection with the sale of Class A shares of Redmont Resolute Fund I and the amount retained by ALPS Distributors, Inc. for the fiscal period December 30, 2011 (inception) through April 30, 2012, and for the fiscal year ended April 30, 2013:

	December 30, 2011 (inception) through April 30, 2012		Fiscal Year Ended April 30, 2013
	Total Sales Charge	Amount Retained	Total Sales Charges	Amount Retained
Redmont Resolute Fund I	$2	$0	$	$

Other Information

The minimum initial and subsequent investments in each Fund are set forth in each Prospectus.

Subsequent investments may be made at any time by mailing a check to a Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of a Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order. Share certificates will not be issued. Share purchase orders are effective on the date a Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for a Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 866.759.5679 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund. If federal funds are received by the Transfer Agent that same day, the order will be effective on that day. If a Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern

Time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of a Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of a Fund, a Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. Each Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures. Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until a Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Redemption Fees. If you sell your shares of a Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves such Fund; and (iii) redemptions in-kind.

The Funds also permit waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;

•	Redemptions related to death or due to a divorce decree;

•

Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and

•

Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Contingent Deferred Sales Charge (“CDSC”). Class A share purchases in excess of $1 million may be charged a CDSC of 1% if those shares are redeemed within 12 months of initial purchase. Each Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

•

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability; and

•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Redemption By Mail. Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption By Wire. If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption. A shareholder may request redemption by calling the Transfer Agent at (855) 268-2242. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. Each Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither any Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. Each Fund may require personal identification codes.

Rule 12b-1 Plans

As described in the Prospectus, Redmont Resolute Fund I has adopted a plan of distribution for Class A shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses.

The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund’s Class A assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, the Trust is authorized to make payments to ADI for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. ADI is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of a Fund. The Plan may be amended by vote of the relevant Trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in the Plan that would materially increase the fees payable thereunder by the relevant class of shares of a Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred.

The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees of the Trust who have no financial interest in the operation of the Plan and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

Amounts Expensed Under the 12b-1 Plan

For the fiscal year ended April 30, 2013, the total amounts paid by the Class A shares of the Redmont Resolute Fund I to ADI (substantially all of which ADI paid out as compensation to broker-dealers and other service providers) under the Class A Plan are summarized below.

	Advertising and Literature	Printing and Postage	Payment to Dealers	Compensation to Sales Personnel	Total 12b-1 Payments
Redmont Resolute Fund I
Class A Shares

Shareholder Services Plan for Class A Shares

Redmont Resolute Fund I has adopted a shareholder services plan (a “Class A Shareholder Services Plan”) with respect to the Fund’s Class A shares. Under the Class A Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year.

TRUSTEES AND OFFICERS

The business and affairs of each Fund are managed under the direction of its Board. The Board approves all significant agreements between a Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of each Fund are delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

INDEPENDENT TRUSTEES

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years
Mary K. Anstine, age 72	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	28	Ms. Anstine is a Trustee of ALPS ETF Trust (15 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years
John R. Moran, Jr., age 82	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	28	None.

Jeremy W. Deems, age 36	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	28	Mr. Deems is a Trustee of ALPS ETF Trust (15 funds); ALPS Variable Investment Trust (7 funds) and Reaves Utility Income Fund (1 fund).

Jerry G. Rutledge, age 68	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	28	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee During Past 5 Years
Michael “Ross” Shell , age 42	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Shell is Founder and CEO* of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	28	None.

INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee ****	Other Directorships Held by Trustee

Edmund J. Burke, age 52	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.	Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.	28	Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Kimberly R. Storms, age 41	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.	Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of BPV Family of Funds and ALPS Series Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.; Assistant Treasurer of Tilson Funds; and Chief Financial Officer of The Arbitrage Funds.

David T. Buhler, age 41	Secretary	Mr. Buhler was elected Secretary of the Trust at the September 11, 2012 meeting of the Board of Trustees.	Mr. Buhler joined ALPS in June 2010, and is currently Vice President and Senior Associate Counsel of ALPS, AAI, ADI and APSD. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. Because of his position with ALPS, Mr. Buhler is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Buhler is also the Secretary of ALPS Variable Investment Trust and Westcore Trust.

Ted Uhl, age 37	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Clough Global Funds, Reaves Utility Income Fund, Drexel Hamilton Funds and Transparent Value Trust.

*All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected

***Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

**** The Fund Complex includes all series of the Trust (currently 28) and any other investment companies for which Highland provides investment advisory services (currently none).

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997. Currently retired, Ms. Anstine has over 30 years of financial services experience. Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004. From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank. She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-President and Chief Financial Officer. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997, and lead Independent Trustee since 2010. Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado. He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009. Mr. Rutledge is the President and owner of Rutledge’s Inc., an upscale men’s clothing store, which he opened in 1967. Mr. Rutledge has over 40 years of business experience. He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado. He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009. In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO. From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and currently serves as Director. He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

None of the Independent Trustees own securities in the Adviser or Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or Distributor.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. Mr. Moran serves as Lead Independent Trustee. The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including calling regular executive sessions of the Independent Trustees, and chairing the meetings of the Independent Trustees. The Chairman and Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Audit Committee. The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (the “Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526. The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter. The Audit Committee members, each of whom are Independent Trustees, are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell. The Audit Committee met twice during the fiscal year ended April 30, 2013.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust. The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell. The Nominating and Corporate Governance Committee of the Board met once during the fiscal year ended April 30, 2013.

Shareholder Nominations. The Board will consider shareholder nominees for Trustees. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2012, the dollar ranges of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Edmund J. Burke	None	None

As of December 31, 2012, the dollar ranges of equity securities in the Funds beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Mary K. Anstine	None	None

Jeremy W. Deems	None	None

John R. Moran, Jr.	None	None

Jerry G. Rutledge	None	None

Michael “Ross” Shell	None	None

Remuneration of Trustees. Effective September 1, 2011, the Independent Trustees of the Trust receive a quarterly retainer of $6,000, plus $2,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2013, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$	$	$	$
Jeremy W. Deems	$	$	$	$
John R. Moran, Jr.	$	$	$	$
Jerry G. Rutledge	$	$	$	$
Michael “Ross” Shell	$	$	$	$

* The Fund Complex currently consists of all series of the Trust (currently 28) and any other investment companies for which Highland provides investment advisory services (currently none).

* The Fund Complex includes all series of the Trust and any other investment companies for which Highland provides investment advisory services.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT ADVISER

Highland, an independent, privately-owned investment adviser, subject to the authority of the Board, is responsible for the overall management and administration of each Fund’s business affairs. Highland commenced business operations in 1987 and is registered with the SEC as an investment adviser. Its principal address is 2545 Highland Avenue South, Suite 200, Birmingham, AL 35205.

Highland was founded specifically to help develop, implement and maintain investment management programs for not-for profit institutions. As of May 31, 2013, Highland provided investment advice with respect to approximately $ billion for not-for-profit health care organizations, foundations and endowments across the country.

Pursuant to the Investment Advisory Agreement, as amended (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by the vote of a majority of the voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) calendar days’ notice. A discussion regarding the basis for the Board’s approval of the amendments to the Funds’ Advisory Agreement is available in each Fund’s annual report for the period ended April 30, 2013.

The table below shows the management fees paid by each Fund to the Adviser for the periods indicated:	For the Fiscal Period December 30, 2011 (Inception) to April 30, 2012		For the Fiscal Year Ended April 30, 2013
	Redmont Resolute Fund I	Redmont Resolute Fund II	Redmont Resolute Fund I	Redmont Resolute Fund II
Gross Advisory Fees	$864	$72,316	$	$
Waiver of Advisory Fees	($864)	($72,316)	$	$
Reimbursement of other Expenses	($32,369)	$0	$	$
Net Advisory Fees	$0	$0	$	$

As described in each Prospectus under “Fees and Expenses,” the Adviser has contractually agreed, with respect to Redmont Resolute Fund I, to waive the portion of its 1.50% management fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors, and/or reimburse the Fund (or class, as applicable) by the amount of such excess. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund’s Class A and Class I shares, to the extent the Redmont Resolute Fund I’s total annual expenses (exclusive of distribution and service (12b-1) fees, swap fees and expenses, shareholder services fees, acquired fund fees and expenses, sub-advisory fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.90% of the Fund’s average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess.

With respect to Redmont Resolute Fund II, the Adviser has agreed contractually, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% management fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors. Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”). In addition, each Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

Currently, the Adviser has entered into Sub-Advisory Agreements with Turner Investments, L.P. (“Turner”) and Robeco Investment Management, Inc. (“RIM”). As of the date of this SAI, a portion of each Fund’s assets have been allocated to RIM. The initial term of each Sub-Advisory Agreement is two years. The Board may extend each Sub-Advisory Agreement for additional one-year terms. The Board, the shareholders of a Fund by the vote of a majority of the voting securities of the Fund, the Adviser or the applicable Sub-Adviser may terminate each Sub-Advisory Agreement upon sixty (60) calendar days’ notice. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreements is available in each Fund’s annual report for the period ended April 30, 2013.

The Adviser pays the Sub-Advisers a management fee out of the management fee paid to the Adviser. The Fund is not responsible for the payment of the fee to the Sub-Advisers. The following table shows the sub-advisory fees paid to each Sub-Adviser by the Funds for the fiscal year ended April 30, 2013:

Redmont Resolute Fund I

Turner Investments, L.P. (Gross Sub-Advisory Fees)	$

Robeco Investment Management, Inc. (Gross Sub-Advisory Fees)	$

Redmont Resolute Fund II

Turner Investments, L.P. (Gross Sub-Advisory Fees)	$

Robeco Investment Management, Inc. (Gross Sub Advisory Fees)	$

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Advisors) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Funds. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Fund, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that a Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

Each Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI and ALPS Advisors) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Funds. Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

The table below shows the administrative fees earned by ALPS for the periods indicated:

	For the Fiscal Period December 30, 2011 (Inception) to April 30, 2012	For the Fiscal Year Ended April 30, 2013
Redmont Resolute Fund I	$1,636	$
Redmont Resolute Fund II	$63,649	$

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives. When applicable, information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling (855) 268-2242 and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of [            ], 2013 the following shareholders owned 5% or more of the outstanding shares of Redmont Resolute Fund I as listed below:

Class	Shareholder Name and Address	PERCENTAGE INTEREST	TYPE OF OWNERSHIP
%

As of [            ], 2013, the following shareholders owned 5% or more of the outstanding shares of the Redmont Resolute Fund II as listed below:

Class	Shareholder Name and Address	PERCENTAGE INTEREST	TYPE OF OWNERSHIP
%

The Trustees and Officers of the Trust as a group did not own any of the outstanding shares of the Funds.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of such Fund Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Funds. Unless noted otherwise, all information is provided as of April 30, 2013.

Other Accounts Managed by Portfolio Managers

The table below identifies as of April 30, 2013, for the portfolio managers of each Fund, the number of accounts (other than the Funds with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Highland Associates, Inc.
R. Scott Graham		$		$		$*
Michael T. Lytle		$		$		$*
Turner Investments, L.P.
Christopher E. Baggini		$		$		$*
Robeco Investment Management, Inc.
Joseph F. Feeney		$		$		$*
Eric Connerly		$		$		$*

* None of these other accounts’ advisory fee is based on performance.

Portfolio Manager Compensation

Highland Associates, Inc.

Compensation

The compensation program for the portfolio managers includes a base salary as well as a short and long-term incentive programs. The short-term incentives are cash bonuses which are based upon how well the employee completes an agreed upon set of tasks. The metrics for evaluation are discussed at the beginning of the year and periodic evaluations occur during the year. The long-term incentive compensation consists of equity grants which are also based upon the successful completion of pre-agreed upon tasks. The entire compensation program is based on the portfolio manager’s contribution to the overall investment process of the firm, the success of the firm’s clients, and the overall profitability of the firm.

Conflicts of Interest with Other Accounts

The portfolio managers for each Fund manage multiple accounts, including the referenced Funds. The portfolio managers make decisions for each account based on the investment objectives, policies, practices, and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. The Adviser has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

Turner Investments, L.P. (“Turner”)

Portfolio Manager Compensation

Turner’s compensation program is designed to promote excellence, accountability and teamwork. Portfolio managers are compensated for superior investment results, not the level of assets in a strategy. The analyst role is compensated based upon the performance of individual stocks recommendations, within an industry specialty, that make it into a portfolio. A portion of investment professional bonus compensation is linked to a subjective teamwork and peer assessment. Merit bonuses are capped at a multiple of base salary, and performance targets are set and measured over multiple time periods to discourage undue risk in execution. Base salary, as well as the potential range of earnings for an individual, is benchmarked to the industry and to the individual’s level of experience. Nearly all investment professionals are principals of the firm and, as such, have a long-term vested interest in the success of all of our investment strategies. Turner believes that the opportunity for each employee to become an equity owner is a key factor in promoting accountability and in attracting and retaining top-tier professionals within all areas of our firm. The firm distributes equity to those professionals who have made significant contributions to the success of the business.

Conflicts of Interest with Other Accounts

As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts, including the Funds, where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part 2 for a description of some of its policies and procedures in this regard.

Robeco Investment Management, Inc. (“RIM”)

Portfolio Manager Compensation

RIM’s Portfolio managers’ compensation generally is comprised of a base salary and a discretionary bonus. The discretionary bonus is based upon the unique structure of each team and consideration may be given to one or more of the following criteria, depending on the team.

•	Individual Contribution: a subjective evaluation of the professional’s individual contribution based on the individual’s goals and objectives established at the beginning of each year;

•

Product Investment Performance: the performance of the investment product(s) with which the individual is involved versus the pre-designed index based on the excess return and the level of risk, or tracking error, of the product;

•	Investment Team Performance: the financial results of the Portfolio Manager’s investment group; and

•	Firm-Wide Performance: the overall financial performance of the firm.

Compensation for portfolio managers who are also members of RIM’s senior management team is typically derived from a base salary and a discretionary bonus. The bonus is largely tied to firm financial performance against established goals and aligned with the primary focus on investment performance results versus benchmarks.

RIM offers a profit participation plan that is centered on investment professionals and enables them to participate in the firm’s performance. The incentive plan provides for the issuance of restricted shares and options that represent 20% of RIM’s equity. The restricted shares and options vest over three to five years and are perpetual; when shares are redeemed, new shares will be issued. This feature ties investment professionals’ incentive to multi-period time frames.

Conflicts of Interest with Other Accounts

Investment decisions for the Funds’ portfolios are made in conjunction with decisions for other accounts and/or funds for the same strategy. Potential conflicts may arise with respect to the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds, separately managed accounts of high net worth individuals and institutional investors, and the other funds. These risks include, but may not be limited to: differing fee structures (including performance based fees), differing investments selected for various vehicles, and inequitable allocation and aggregation trading practices. Private investment partnerships, registered funds and separately managed accounts are generally invested pari passu thus mitigating many of the perceived risk associated with simultaneous management if possible. Additionally, RIM’s Compliance Department has developed comprehensive monitoring policies and procedures designed to mitigate any actual or perceived conflicts.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of April 30, 2013.

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Michael T. Lytle	$100,001 - $500,000
R. Scott Graham	$100,001 - $500,000
Christopher E. Baggini	None
Joseph F. Feeney	None
Eric Connerly	None

NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets. Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time). The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 calendar days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is each Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all net investment income and short-term capital gains. It is also each Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the applicable Fund. In order for a change to be in effect for any dividend or distribution, it must be received by such Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the applicable Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of such Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of such Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which such Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of a Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets. If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – such Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, such a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions. In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, such a Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the effected Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by a Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that a Fund distributes to shareholders on a timely basis. Each Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, a Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”). Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such a Fund on such undistributed amount against their U.S. federal income tax liabilities, if any. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of such a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, such a Fund will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by such Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2013, a Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual, will be taxed at the rates applicable to long-term capital gain. Dividend income distributed to individual shareholders during taxable periods ending before January 1, 2013 will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the applicable Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both such Fund and its shareholders. No Fund expects a significant portion of distributions to be derived from qualified dividend income. For taxable years beginning on or after January 1, 2013, qualified dividends will lose their special tax treatment and will be taxed as ordinary income unless Congress enacts legislation providing otherwise.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in that Fund (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Funds generally do not expect to make). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to a maximum rate of 15% – for taxable years beginning before January 1, 2013. For taxable years beginning on or after January 1, 2013, the maximum long-term capital gain rate applicable to individuals will be 20% unless Congress enacts legislation providing otherwise.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Passive Foreign Investment Companies

Funds that invest in non-U.S. securities may own shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFICs”). In order to avoid U.S. federal income tax on distributions received from a PFIC, and an additional charge on a portion of any “excess distribution” from such companies or gain from the disposition of such shares, a Fund may elect to “mark-to-market” annually its investments in such entities, which will result in such Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. As a result of the mark-to-market election, an electing Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains. By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. An electing Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above. Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by an electing Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement. In order to make a QEF election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Non-U.S. Taxes

Each Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in such Fund’s portfolio. If at the close of its taxable year more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations (including foreign governments), such Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If a Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of such Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by a Fund may be subject to certain limitations imposed by the Code.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders. Certain of a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

If a Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement. For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies. The Funds make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

Financial Products

Each Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by such Fund, defer such Fund’s losses, cause adjustments in the holding periods of such Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of a Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by a Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by a Fund may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by such Fund. Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Certain tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which a Fund may invest are not clear in various respects. As a result, the IRS could challenge a Fund’s methods of accounting for U.S.

federal income tax purposes for such contracts, and such a challenge could affect the status of such Fund as a regulated investment company.

A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by a Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of a Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between such Fund’s book income and taxable income. This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require such Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

A Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received. In addition, payment-in-kind securities will give rise to income which is required to be distributed even though such Fund does not receive an interest payment in cash on the security during the year. In order to generate sufficient cash to make the requisite distributions, an effected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. An affected Fund may realize gains or losses from such sales. In the event such Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. Each Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities

Each Fund may invest in debt obligations that are in the lowest rating categories or are unrated. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income). These and other related issues will be addressed by a Fund if it invests in such securities in order to seek to ensure that such Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Real Estate Investment Trusts

A Fund’s investments in REIT equity securities, if any, may result in such Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Tax-Exempt Shareholders

Under current law, each Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the applicable Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in the applicable Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax on such income. A Fund may invest in REITs that hold residual interests in REMICs.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish such Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to such Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. Under current law, the backup withholding tax rate is 31% for amounts paid after December 31, 2012.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, and redeemed, exchanged or otherwise sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and which are sold on and after that date.

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Surtax on Net Investment Income

For tax years beginning after 2012, a surtax of up to 3.8% will apply to the “net investment income” of an individual taxpayer who recognizes adjusted gross income for such year, subject to certain modifications, in excess of $200,000 ($250,000 for a joint return). Net investment income will include interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a trade or business). Net investment income will be reduced by deductions properly allocable to such income. Holders of our common stock should consult their tax advisors regarding the effect, if any, of this legislation on their ownership and disposition of our common stock.

Foreign Accounts

Recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012, to (i) foreign financial institutions (as defined in section 1471 of the Code) unless they agree to collect and disclose to the IRS information regarding direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. If the payee is a foreign financial institution, it must enter into an agreement with the U.S. Department of the Treasury requiring, among other things, that it undertake to identify accounts held by certain U.S. persons or U.S.-owned foreign entities, annually report certain information about such accounts, and withhold 30% on payments to account holders whose actions prevent it from complying with these reporting and other requirements. In certain circumstances, an account holder may be eligible for refunds or credits of such taxes. The Funds will not pay any additional amounts in respect to any amounts withheld.

Under current administrative guidance, the withholding obligations described above will apply to payments of dividends on shares made on or after January 1, 2014, and to payments of gross proceeds from a sale or other disposition of shares on or after January 1, 2015.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment in the Funds would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of [twenty-six] separate portfolios or series. The Board may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds. When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund. Additionally, approval of the Investment Advisory Contract is a matter to be determined separately by each fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund. The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets attributable to such Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUNDS

Custodian. Union Bank, N.A. (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California 94104, serves as the custodian for the Funds. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds. As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts. Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses. As described above, ALPS is an affiliate of ADI.

Independent Registered Public Accounting Firm. [            ] (“[            ]”) serves as the Trust’s independent registered public accounting firm. [            ] provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. [            ] is located at [            ].

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Funds and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

PERFORMANCE INFORMATION

Yield and Total Return. The Funds may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

Each Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing each Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of each Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in each Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL HIGHLIGHTS AND FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2013 Annual Report (the “Annual Report”) of each Fund are incorporated in this SAI by reference. The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report. You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Funds at the address or number on the front page of this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher. The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBS’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term

‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’. (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full: denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

APPENDIX B

Proxy Voting Policy, Procedures and Guidelines

The Funds have delegated the voting of portfolio securities to the Adviser on behalf of the Funds. The Adviser has adopted proxy voting policies and procedures in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interest of a Fund’s shareholders and those of the Adviser.

If a Fund purchases securities issued by another investment company, the Fund intends to vote the shares held by it in the same proportion as the vote of all other holders of the securities (echo voting).

B-1

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Trust Instrument of Registrant.(1)

	(2)	Revised Trust Instrument of Registrant.(1)

	(3)	Amendment to Trust Instrument of Registrant dated August 7, 2009.(8)

(b)	(1)	By-Laws of Registrant.(1)

	(2)	Revised By-Laws of Registrant.(1)

	(3)	Amendment to By-Laws of Registrant dated April 25, 2008.(5)

(c)		Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing).

(d)	(1)	Investment Advisory and Management Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund.(28)

	(2)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund.(28)

	(3)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

	(4)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

	(5)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(28)

	(6)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Clough Capital Partners, LP with respect to the Clough China Fund.(28)

	(7)	Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

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(8)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

(9)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Jefferies Asset Management, LLC (n/k/a CoreCommodity Management, LLC) with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

(10)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Allocation(f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(28)

(11)	Amendment to Investment Advisory Agreement dated August 31, 2012 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income Fund and RiverFront Conservative Income Builder Fund.(28)

(12)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/ka RiverFront Long-Term Growth & Income ), RiverFront Global Growth (f/k/a RiverFront Long-Term Growth ) and RiverFront Moderate Growth & Income Funds.(28)

(13)	Amendment to Investment Sub-Advisory Agreement dated August 31, 2012 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund) RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Conservative Income Builder Funds. (28)

(14)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Kotak India Growth Fund.(28)

(15)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(28)

(16)	Investment Advisory Agreement dated August 2, 2011 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(28)

2

(17)	Investment Advisory Agreement dated July 13, 2011 between Registrant and Disciplined Growth Investors, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(18)	Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(19)	Investment Advisory Agreement dated December 29, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(20)	Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(21)	Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(22)	Investment Advisory Agreement dated July 24, 2012 between Registrant and Hanson McClain Strategic Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(23)	Investment Advisory Agreement dated November 29, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

(24)	Form of Investment Advisory Agreement dated [ ] between Registrant and Stonebridge Capital Management, Incorporated with respect to the Stonebridge Small-Cap Growth Fund.(30)

(25)	Amendment dated December 5, 2012 to Investment Advisory Agreement dated December 29, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(26)	Amendment dated May 1, 2013 to the Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(27)	Investment Advisory Agreement dated [ ] between Registrant and ALPS Advisors, Inc., with respect to the ALPS Real Asset Income Fund (to be filed by subsequent amendment).

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	(28)	Investment Sub-Advisory Agreement dated [ ] among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC with respect to the ALPS Real Asset Income Fund (to be filed by subsequent amendment).

	(29)	Investment Sub-Advisory Agreement dated [ ] among Registrant, ALPS Advisors, Inc. and RREEF America LLC with respect to the ALPS Real Asset Income Fund (to be filed by subsequent amendment).

(e)	(1)	Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Fund), RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation Fund (f/k/a RiverFront Moderate Growth Fund), RiverFront Dynamic Equity Income Fund (f/k/a RiverFront Long-Term Growth and Income Fund), RiverFront Moderate Growth and Income Fund, RiverFront Conservative Income Builder Fund, ALPS/Kotak India Growth Fund and ALPS/Alerian MLP Infrastructure Index Fund.(36)

	(2)	Amendment dated [ ] to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Real Asset Income Fund (to be filed by subsequent amendment).

	(3)	Form of Selling Agreement between ALPS Portfolio Solutions Distributor, Inc. and Broker/Dealer.(36)

	(4)	Form of Shareholder Servicing Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

	(5)	Form of Fund-SERV Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

	(6)	Form of Trust Networking Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

	(7)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(28)

	(8)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

	(9)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Disciplined Growth Investors Fund.(28)

4

	(10)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

	(11)	Distribution Agreement dated December 29, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

	(12)	Distribution Agreement dated January 30, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

	(13)	Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

	(14)	Distribution Agreement dated July 24, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(15)	Form of Distribution Agreement dated [ ] between Registrant and ALPS Distributors, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(30)

	(16)	Amendment dated May 1, 2013 to Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

	(17)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(10)

	(18)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(10)

	(19)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm.(10)

	(20)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(f)		None.

(g)	(1)	Custody Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

	(2)	Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

5

(3)	Custodian Agreement dated August 3, 2009 between Registrant and Union Bank N.A. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(16)

(4)	Amendment No. 1 to Custody Agreement dated November 2, 2009 between Registrant and The Bank of New York Mellon with respect to the Clough China Fund.(16)

(5)	Amendment No. 1 to Foreign Custody Manager Agreement dated November 2, 2009 between Registrant and The Bank of New York Mellon with respect to the Clough China Fund.(16)

(6)	Amendment No. 2 dated December 30, 2009 to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(7)	Amendment No. 2 dated December 30, 2009 to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(8)	Amendment to Custody Agreement dated September 27, 2010 between Registrant and The Bank of New York Mellon with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund), RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(9)	Amendment to Foreign Custody Manager Agreement dated September 27, 2010 between Registrant and The Bank of New York Mellon with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund), RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(10)	Amendment to Custody Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(11)	Amendment to Foreign Custody Manager Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(12)	Amendment to Custody Agreement dated August 31, 2012 between Registrant and The Bank of New York Mellon with respect to the RiverFront Conservative Income Builder Fund.(28)

6

(13)	Amendment to Foreign Custody Manager Agreement dated August 31, 2012 between Registrant and The Bank of New York Mellon with respect to the RiverFront Conservative Income Builder Fund.(28)

(14)	Amendment to Custody Agreement dated November 29, 2012 between Registrant and The Bank of New York Mellon with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

(15)	Amendment to Foreign Custody Manager Agreement dated November 29, 2012 between Registrant and The Bank of New York Mellon with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

(16)	Amendment to Custodian Agreement dated June 30, 2011 between Registrant and Union Bank N.A. with respect to the Aspen Managed Futures Strategy Fund.(28)

(17)	Amendment to Custodian Agreement dated August 1, 2011 between Registrant and Union Bank N.A. with respect to the Disciplined Growth Investors Fund.(28)

(18)	Amendment to Custodian Agreement dated September 13, 2011 between Registrant and Union Bank N.A. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(19)	Amendment to Custodian Agreement dated December 13, 2011 between Registrant and Union Bank N.A. with respect Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(20)	Amendment to Custodian Agreement dated January 25, 2012 between Registrant and Union Bank N.A. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(21)	Amendment to Custodian Agreement dated March 13, 2012 between Registrant and Union Bank N.A. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(22)	Amendment to Custodian Agreement dated July 24, 2012 between Registrant and Union Bank N.A. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(23)	Form of Amendment to Custodian Agreement dated [ ] between Registrant Union Bank N.A. with respect to the Stonebridge Small-Cap Growth Fund.(32)

(24)	Amendment to Custodian Agreement dated April 30, 2013 between Registrant and Union Bank N.A. with respect to Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

7

	(25)	Form of Custodian Agreement between Registrant and [ ] with respect to the ALPS Real Asset Income Fund.

(h)	(1)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

	(2)	Amendment No. 2 dated August 31, 2009 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(16)

	(3)	Amendment No. 4 dated January 15, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

	(4)	Amendment No. 5 dated March 9, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Disciplined Value (f/k/a ALPS/WMC Value Intersection)and ALPS/GNI Long-Short Funds.(14)

	(5)	Transfer Agency and Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(6)	Transfer Agency and Interactive Client Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(7)	Transfer Agency and Service Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

	(8)	Transfer Agency and Service Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(19)

	(9)	Transfer Agency and Service Agreement September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

	(10)	Amendment dated June 15, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund).(18)

8

(11)	Amendment dated August 2, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(12)	Amendment dated September 27, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(13)	Amendment dated January 20, 2011 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Kotak India Growth Fund.(17)

(14)	Amendment dated August 31, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Conservative Income Builder Fund.(28)

(15)	Amendment dated November 29, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

(16)	Amendment dated [ ] to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS Real Asset Income Fund (to be filed by subsequent amendment).

(17)	Transfer Agency and Service Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(18)	Transfer Agency and Service Agreement January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(19)	Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund.(23)

(20)	Transfer Agency and Service Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(21)	Form of Transfer Agency and Service Agreement dated [ ] Between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(32)

9

(22)	Amendment dated May 1, 2013 to the Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(23)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(24)	Amendment dated August 31, 2009 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(16)

(25)	Amendment dated January 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

(26)	Amendment dated March 9, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Disciplined Value (f/k/a ALPS/WMC Value Intersection Fund)and ALPS/GNI Long-Short Funds.(16)

(27)	Amendment dated June 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund).(18)

(28)	Amendment dated August 2, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(29)	Amendment dated September 27, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(30)	Amendment dated January 20, 2011 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

10

(31)	Amendment dated August 31, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Conservative Income Builder Fund.(28)

(32)	Amendment dated November 29, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(30)

(33)	Amendment dated [ ] to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS Real Asset Income Fund (to be filed by subsequent amendment).

(34)	Amendment dated May 1, 2013 to the Administration, Bookkeeping and Pricing Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(35)	Administration, Bookkeeping and Pricing Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(36)	Administration, Bookkeeping and Pricing Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(37)	Administration, Bookkeeping and Pricing Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(38)	Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(39)	Amendment dated March 31, 2013 to Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(40)	Administration, Bookkeeping and Pricing Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(41)	Co-Administration and Shareholder Services dated January 30, 2012 Agreement between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

11

(42)	Administration, Bookkeeping and Pricing Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(43)	Form of Administration, Bookkeeping and Pricing Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(44)	Form of Administration, Bookkeeping and Pricing Agreement dated [ ] between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(32)

(45)	PFO Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(46)	Chief Compliance Officer Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(47)	Amended and restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(48)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(49)	PFO Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(50)	Chief Compliance Officer Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(51)	Amended and Restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(52)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

12

(53)	PFO Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(54)	Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(55)	Amendment dated March 31, 2013 to Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(56)	PFO Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(57)	Chief Compliance Officer Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(58)	PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(59)	Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(60)	PFO Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(61)	Chief Compliance Officer Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(62)	Form of PFO Services Agreement dated [ ] between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(32)

(63)	Form of Chief Compliance Officer Services Agreement dated [ ] between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(32)

13

(64)	Amendment to Amended and Restated Chief Compliance Officer Services Agreement dated May 1, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(65)	Amendment to PFO Services Agreement dated May 1, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(66)	Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

(67)	Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(28)

(68)	Fee Waiver Letter Agreement dated June 12, 2012 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(28)

(69)	Fee Waiver Letter Agreement dated August 9, 2012 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(28)

(70)	Fee Waiver Letter Agreement dated June 12, 2012 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC) with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund).(28)

(71)	Fee Waiver Letter Agreement dated June 12, 2012 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Conservative Income Funds.(28)

(72)	Fee Waiver Letter Agreement dated June 12, 2012 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(28)

(73)	Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund. (28)

(74)	Fee Waiver Letter Agreement dated September 11, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

14

(75)	Fee Waiver Letter Agreement dated [ ] between Registrant and ALPS Advisors, Inc. with respect to the ALPS Real Asset Income Fund (to be filed by subsequent amendment).

(76)	Transfer Agency Annual Account Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(28)

(77)	Form of License Agreement among Registrant, ALPS Advisors, Inc., Kotak Mahindra Bank Limited and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(17)

(78)	Fee Waiver Letter Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(79)	Fee Waiver Letter Agreement dated December 5, 2012 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(80)	Fee Waiver Letter Agreement dated December 13, 2011 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(81)	Fee Waiver Letter Agreement dated December 13, 2011 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(82)	Fee Waiver Letter Agreement dated June 12, 2012 between Hanson McClain Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(83)	Fee Waiver Letter Agreement dated May 1, 2013 between Registrant and Grandeur Peak Advisors, LLC with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

15

(i)	(1)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the ALPS/Red Rocks Listed Private Equity, ALPS/WMC Disciplined Value, Clough China, ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation), RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, Vulcan Value Partners, Vulcan Value Partners Small Cap Value, Aspen Managed Futures Commodity Strategy, Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Redmont Resolute Fund I, Redmont Resolute Fund II, Seafarer Overseas Growth and Income, Emerald Banking and Finance and Emerald Growth Funds.(28)

	(2)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(3)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

	(4)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant with respect to the Stonebridge Small-Cap Growth Fund.(33)

	(5)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Redmont Resolute Fund I, Redmont Resolute Fund II.(34)

	(6)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

	(7)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to ALPS Real Asset Income Fund (to be filed by subsequent amendment).

(j)	(1)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the ALPS/Red Rocks Listed Private Equity, ALPS/WMC Disciplined Value (f/k/a ALPS/WMC Value Intersection), Clough China, ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy (f/k/a Jefferies Asset Management Commodity Strategy Allocation), RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, Vulcan Value Partners, Vulcan Value Partners Small Cap Value, Aspen Managed Futures Commodity Strategy, Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Redmont Resolute Fund I, Redmont Resolute Fund II, Seafarer Overseas Growth and Income, Emerald Banking and Finance and Emerald Growth Funds.(28)

16

	(2)	Consent of Tait, Weller and Baker LLP, as Independent Registered Public Accounting Firm, with respect to the Stonebridge Institutional Small-Cap Growth Fund.(33)

	(3)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(k)		None.

(l)		Form of Share Purchase Agreement with respect to the Registrant.(14)

(m)	(1)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation) Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth and ALPS/Alerian MLP Infrastructure Fund, Class A.(36)

	(2)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation) Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth and ALPS/Alerian MLP Infrastructure Fund, Class C.(36)

	(3)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, Class R.(36)

	(4)	Distribution and Services Plan – RiverFront Global Growth Fund, Investor Class.(36)

	(5)	Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation) Fund, ALPS/Kotak India Growth and ALPS/Alerian MLP Infrastructure Fund, Class A.(36)

	(6)	Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation) Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth and ALPS/Alerian MLP Infrastructure Fund, Class C.(36)

	(7)	Distribution and Services Plan – Aspen Managed Futures Strategy Fund, Class A.(20)

17

(8)	Amended Distribution and Services Plan – Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund, Investor Class.(35)

(9)	Distribution and Services Plan – Redmont Resolute Fund I, Class A.(25)

(10)	Shareholder Services Plan – Redmont Resolute Fund I, Class A.(25)

(11)	Shareholder Services Plan – Seafarer Overseas Growth and Income Fund, Investor Class.(26)

(12)	Shareholder Services Plan – Seafarer Overseas Growth and Income Fund, Institutional Class.(26)

(13)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class A.(23)

(14)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(15)	Distribution and Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)

(16)	Distribution and Services Plan – Emerald Growth Fund, Class A.(23)

(17)	Distribution and Services Plan – Emerald Growth Fund, Class C.(23)

(18)	Distribution and Services Plan – Emerald Growth Fund, Investor Class.(23)

(19)	Shareholder Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(20)	Shareholder Services Plan – Emerald Banking and Finance Fund, Institutional Class.(23)

(21)	Shareholder Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)

(22)	Shareholder Services Plan – Emerald Growth Fund, Class C.(23)

(23)	Shareholder Services Plan – Emerald Growth Fund, Institutional Class.(23)

(24)	Shareholder Services Plan – Emerald Growth Fund, Investor Class.(23)

(25)	Distribution and Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(26)	Shareholder Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

18

(n)	(1)	Rule 18f-3 Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(14)

	(2)	Rule 18f-3 Plan – ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(14)

	(3)	Rule 18f-3 Plan – Clough China Fund.(16)

	(4)	Rule 18f-3 Plan – ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund).(12)

(5)

Rule 18f-3 Plan – RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Global Growth (f/k/a RiverFront Long Term Growth)

Funds.(13)

	(6)	Rule 18f-3 Plan – ALPS/Kotak India Growth Fund.(17)

	(7)	Rule 18f-3 Plan – RiverFront Conservative Income Builder Fund.(28)

	(8)	Rule 18f-3 Plan – Aspen Managed Futures Strategy Fund.(20)

	(9)	Amended Rule 18f-3 Plan - Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

	(10)	Rule 18f-3 Plan – Redmont Resolute Fund I.(25)

	(11)	Rule 18f-3 Plan – Seafarer Overseas Growth and Income Fund.(26)

	(12)	Rule 18f-3 Plan – Emerald Banking and Finance Fund and Emerald Growth Fund.(28)

	(13)	Rule 18f-3 Plan – ALPS/Alerian MLP Infrastructure Index Fund.(31)

	(14)	Rule 18f-3 Plan – ALPS Real Asset Income Fund (to be filed by subsequent amendment).

(p)	(1)	Code of Ethics for Registrant, revised as of March 13, 2006.(2)

	(2)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc. and ALPS Distributors, Inc., each a subsidiary of ALPS Holdings, Inc.) revised as of May 1, 2010.(13)

	(3)	Code of Ethics for Red Rocks Capital LLC as of December 31, 2008, as amended.(6)

19

		(4)	Code of Ethics for Wellington Management Company, LLP as of April 1, 2012.(28)

		(5)	Code of Ethics for Clough Capital Partners LP as of May 2, 2007.(7)

		(6)	Code of Ethics for Vulcan Value Partners, LLC as of October 15, 2009.(11)

		(7)	Code of Ethics for CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC).(12)

		(8)	Code of Ethics for RiverFront Investment Group, LLC.(15)

		(9)	Code of Ethics for Kotak Mahindra (UK) Limited.(17)

		(10)	Code of Ethics for Aspen Partners Ltd.(20)

		(11)	Code of Ethics for Disciplined Growth Investors, Inc.(19)

		(12)	Code of Ethics for Grandeur Peak Global Advisors, LLC.(22)

		(13)	Code of Ethics for Highland Associates, Inc.(25)

		(14)	Code of Ethics for Seafarer Capital Partners, LLC.(26)

		(15)	Code of Ethics for Emerald Mutual Fund Advisers Trust.(23)

		(16)	Code of Ethics for Hanson McClain Strategic Advisors, Inc. (27)

		(17)	Code of Ethics for Stonebridge Capital Management, Incorporated.(32)

		(18)	Code of Ethics for RREEF America LLC (to be filed under subsequent amendment).

	(q)	(1)	Power of Attorney dated September 11, 2012.(29)

(1)		Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)		Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
(3)		Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.
(4)		Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(5)		Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.
(6)		Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 12, 2009.

20

(7)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on August 20, 2009.
(8)	Incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009.
(9)	Incorporated by reference to the Post-Effective Amendment No. 41 to Registrant’s Registration Statement filed on September 29, 2009.
(10)	Incorporated by reference to the Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on October 13, 2009.
(11)	Incorporated by reference to the Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on December 29, 2009.
(12)	Incorporated by reference to the Post-Effective Amendment No. 52 to Registrant’s Registration Statement filed on June 15, 2010.
(13)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 25, 2010.
(14)	Incorporated by reference to the Post-Effective Amendment No. 57 to Registrant’s Registration Statement filed on June 30, 2010.
(15)	Incorporated by reference to the Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on July 30, 2010.
(16)	Incorporated by reference to the Post-Effective Amendment No. 62 to Registrant’s Registration Statement filed on August 30, 2010.
(17)	Incorporated by reference to the Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on January 28, 2011.
(18)	Incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011.
(19)	Incorporated by reference to the Post-Effective Amendment No. 75 to Registrant’s Registration Statement filed on July 13, 2011.
(20)	Incorporated by reference to the Post-Effective Amendment No. 77 to Registrant’s Registration Statement filed on August 1, 2011.
(21)	Incorporated by reference to the Post-Effective Amendment No. 80 to Registrant’s Registration Statement filed on August 29, 2011.
(22)	Incorporated by reference to the Post-Effective Amendment No. 82 to Registrant’s Registration Statement filed on September 22, 2011.
(23)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on December 23, 2011.
(25)	Incorporated by reference to the Post-Effective Amendment No. 88 to Registrant’s Registration Statement filed on December 29, 2011.
(26)	Incorporated by reference to the Post-Effective Amendment No. 90 to Registrant’s Registration Statement filed on January 30, 2012.
(27)	Incorporated by reference to the Post-Effective Amendment No. 97 to Registrant’s Registration Statement filed on July 24, 2012.
(28)	Incorporated by reference to the Post-Effective Amendment No. 99 to Registrant’s Registration Statement filed on August 28, 2012.
(29)	Incorporated by reference to the Post-Effective Amendment No. 102 to Registrant’s Registration Statement filed on October 5, 2012.
(30)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on November 19, 2012.

21

(31)	Incorporated by reference to the Post-Effective Amendment No. 104 to Registrant’s Registration Statement filed on November 29, 2012.
(32)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registrant’s Form N-14 Registration Statement filed by the Registrant on December 19, 2012.
(33)	Incorporated by reference to the Post-Effective Amendment No. 107 to Registrant’s Registration Statement filed on December 28, 2012.
(34)	Incorporated by reference to the Post-Effective Amendment No. 111 to Registrant’s Registration Statement filed on March 29, 2013.
(35)	Incorporated by reference to the Post-Effective Amendment No. 113 to Registrant’s Registration Statement filed on May 1, 2013.
(36)	Incorporated by reference to the Post-Effective Amendment No. 114 to Registrant’s Registration Statement filed on May 15, 2013.

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

  None.

Item 30.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (a)(1) and (a)(2) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit (e)(6) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

22

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Advisers.

ALPS ADVISORS, INC.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Edmund J. Burke	Director	President and Director, ALPS Holdings, Inc. and Director, ALPS Advisors, Inc., ALPS Distributors, Inc., ALPS Fund Services, Inc. and ALPS Portfolio Distributors, Inc.	Fund Servicing
Thomas A. Carter	President, Director	President and Director, ALPS Distributors and ALPS Portfolio Distributors, Inc., Executive Vice President and Director, ALPS Holdings, Inc. and Director, ALPS Fund Services, Inc.	Fund Servicing
Jeremy O. May	Executive Vice President, Director	See Trustee and Officer Table in SAI	Fund Servicing
Michael Akins	Senior Vice President, Index Management	Not Applicable	Not Applicable
Tané T. Tyler	Senior Vice President, General Counsel, Assistant Secretary	Senior Vice President, General Counsel and Assistant Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Distributors, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	Senior Vice President CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Distributors, Inc. and	Fund Servicing

23

ALPS Fund Services, Inc.
Corey Dillon	Senior Vice President, Director of Institutional Advisory Services	Not Applicable	Not Applicable
Jeremy Held	Senior Vice President, Director of Research	Not Applicable	Not Applicable
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Not Applicable	Not Applicable
William R. Parmentier, Jr.	Senior Vice President, Chief Investment Officer	Not Applicable	Not Applicable
Kenneth V. Hager	Vice President, Treasurer & Asst. Secretary	Not Applicable	Not Applicable
Mark T. Haley	Vice President	Not Applicable	Not Applicable
Erin E. Nelson	Vice President, Senior Associate Counsel	Vice President, Assistant General Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and ALPS Portfolio Distributors, Inc.	Fund Servicing
JoEllen L. Legg	Vice President, Senior Associate Counsel	Vice President, Assistant General Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and ALPS Portfolio Distributors, Inc.	Fund Servicing
Paul F. Leone	Vice President, Assistant General Counsel	Vice President, Assistant General Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and ALPS Portfolio Distributors, Inc.	Fund Servicing
David T. Buhler	Vice President, SeniorAssociate Counsel	See Trustee and Officer Table in SAI	Fund Servicing
Rhonda A. Mills	Vice President, Associate Counsel	Vice President, Associate Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and ALPS Portfolio Distributors, Inc.	Fund Servicing
Jennifer Welsh	Vice President, Associate Counsel	Vice President, Associate Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and ALPS Portfolio Distributors, Inc.	Fund Servicing
Eric Parsons	Vice President, Controller, Assistant Treasurer	Vice President, Assistant Treasurer and Controller, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Distributors, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Patrick Buchanan	Vice President, Advisory Operations	Not Applicable	Not Applicable

24

Randall D. Young Secretary	Secretary	Not Applicable	Not Applicable
Gregg Wm. Givens	Assistant Treasurer	Not Applicable	Not Applicable

*The principal business address for each of the ALPS Advisors, Inc. representatives is: 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

RED ROCKS CAPITAL LLC

Name*	Position with Red Rocks Capital LLC	Other Business Connections	Type of Business
Adam Goldman	Managing Partner	Not Applicable	Not Applicable
Mark Sunderhuse	Managing Partner	Not Applicable	Not Applicable
Matt Luoma	Chief Compliance Officer	Not Applicable	Not Applicable

*The principal business address for each of the Red Rocks Capital LLC representatives is: 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401.

WELLINGTON MANAGEMENT COMPANY, LLP

The principal business address of Wellington Management Company, LLP is 75 State Street, Boston, Massachusetts 02109. Wellington Management Company, LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company, LLP, the ALPS/WMC Disciplined Value Fund’s (f/k/a ALPS/WMC Value Intersection Fund) investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature.

CLOUGH CAPITAL PARTNERS, LP

Name*	Position with Clough Capital Partners LP	Other Business Connections	Type of Business
Charles I. Clough, Jr.	Partner, Chief Executive Officer, Portfolio Manager	Not Applicable	Not Applicable
James E. Canty	Partner, Portfolio Manager	Not Applicable	Not Applicable
Eric A. Brock	Partner, Portfolio Manager	Not Applicable	Not Applicable
Daniel J. Gillis	Chief Compliance Officer	Not Applicable	Not Applicable
John A. Ritacco	Chief Financial Officer	Not Applicable	Not Applicable

* The principal business address for each of the Clough Capital Partners LP representatives is: One Post Office Square, 40th Floor, Boston, Massachusetts 02109.

VULCAN VALUE PARTNERS LLC

Name*	Position with Vulcan Value Partners	Other Business Connections	Type of Business

25

C.T. Fitzpatrick	Chief Executive Officer, Chief Investment Officer	Current - Chairman of the Board, Green Co. (Montgomery, Alabama)	Real Estate
Bruce Donnellan	Principal / Chief Financial Officer	Former - Acquisition Manager, Southern Power Company (Birmingham, Alabama)	Public Utility
Adam McClain	Principal / Business Development	Former - First Vice President, Private Wealth Management Group, Sun Trust Bank (Memphis, Tennessee)	Financial Services
Hampton McFadden	Principal / Chief Compliance Officer	Current – Director of Republic Capital Access (Washington D.C.) Former - Co-Founder, CEO, and General Counsel of Republic Capital Access (Washington D.C.)	Financial Services
Scott Sanfratel	Principal/ Chief Operating Officer	Former - Sales/Engineering, Habasit LLC (Atlanta, Georgia)	Manufacturing

*The principal business address for each of the Vulcan Value Partners, LLC representatives is: 3500 Blue Lake Drive, Suite 400, Birmingham, Alabama 35243.

CORECOMMODITY MANAGEMENT, LLC (F/K/A JEFFERIES ASSET

MANAGEMENT, LLC)

Name*	Position with CoreCommodity Management, LLC	Other Business Connections	Type of Business
Adam C. De Chiara	Co-President	Co-President –Jefferies Financial Products, LLC Co-President – Jefferies Commodity Investment Services, LLC Registered Representative – Jefferies & Company, Inc.	Financial Services
Member – Jefferies Group, Inc. Executive Committee
Bradford L. Klein	Co-President	Co-President – Jefferies Financial Products, LLC Co-President - Jefferies Commodity Investment Services, LLC	Financial Services

26

Member – Jefferies Group, Inc. Executive Committee
Andrew R. Kaplan	Executive Vice President and General Counsel	Executive Vice President and General Counsel –Jefferies Financial Products, LLC Executive Vice President and General Counsel	Financial Services
Peregrine C. Broadbent	Chief Financial Officer	Chief Financial Officer for Jefferies Group, Inc. and certain of its affiliates Member – Jefferies Group, Inc. Executive Committee	Financial Services
Todd A. Streichler	Managing Director – Finance	Managing Director – Jefferies Financial Products, LLC Managing Director – Jefferies Commodity Investment Services, LLC	Financial Services
Michael S. Kaplan	Managing Director – Operations	Managing Director – Jefferies Financial Products, LLC Managing Director – Jefferies Commodity Investment Services, LLC	Financial Services
Michael S. Sheehy	Senior Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer – Jefferies Financial Products, LLC Senior Vice President and Chief Compliance Officer – Jefferies Commodity Investment Services, LLC	Financial Services

*The principal business address for each of the CoreCommodity Management, LLC representatives is: The Metro Center, One Station Place, 3N, Stamford, Connecticut 06902.

RIVERFRONT INVESTMENT GROUP, LLC

Name*	Position with RiverFront Investment Group, LLC	Other Business Connections	Type of Business
Paul Michael Jones, CFA	Chief Investment Officer, Founding Partner	None	N/A
Rod Smyth	Chief Investment Strategist, Founding Partner	Virginia Retirement System (VRS) – Chairman, Investment Advisory Committee	Financial Services
Doug Sandler, CFA	Chief Equity Officer, Founding Partner	None	N/A

27

Peter J. Quinn, Jr.	Chief Operating Officer, Founding Partner	Virginia Business Bank (VBB) – Board Member	Financial Services
Timothy Anderson, CFA	Chief Fixed Income Strategist, Partner	None	N/A
Samuel Turner, CMT	Director Large Cap Portfolio Management, Partner	None	N/A
Paul Louie	Director Small/Mid Cap Portfolio Management, Partner	None	N/A
William Ryder, CFA, CMT	Director of Quantitative Strategy, Partner	None	N/A
Marc Cheatham	Director Technology & Operations, Partner	None	N/A
Chris Konstantinos	Portfolio Risk Manager	None	N/A

*The principal business address for each of the RiverFront representatives is: 1214 East Cary Street, Richmond, VA 23219.

KOTAK MAHINDRA (UK) LTD.

Name*	Position with Kotak- Mahindra	Other Business Connections	Type of Business
Shyam Kumar	Director and CEO, Kotak Mahindra (UK) Ltd	Not Applicable	Not Applicable
Vishwanathan Varadarajan	Director, Compliance and MLRO, Kotak Mahindra (UK) Ltd.	Not Applicable	Not Applicable
Abhishek Bhalotia	Director, Kotak Mahindra (UK) Ltd.	Not Applicable	Not Applicable
Ruchit Puri	Director, Kotak Mahindra (UK) Ltd.	Not Applicable	Not Applicable

*The principal business address for each of the Kotak-Mahindra (UK) Ltd. representatives is: 6th Floor, Portsoken House, 155-157 Minories, London EC3N 1LS United Kingdom.

ASPEN PARTNERS, LTD.

Name*	Position with Aspen Partners, Ltd.	Other Business Connections	Type of Business
Kenneth E. Banwart	Managing Partner	None	N/A
Bryan R. Fisher	Partner	None	N/A
William Ware Bush	Partner	None	N/A
Davis Vick	Chief Compliance Officer	None	N/A
Paul Morin	Co-Chief Investment Officer	None	N/A
Deborah Terry	Chief Financial Officer	None	N/A

*The principal business address for each of the Aspen Partners Ltd. representatives is: 4200 Northside Parkway, Building Eleven, Suite 200, Atlanta, GA 30327.

DISCIPLINED GROWTH INVESTORS INC.

Name*	Position with Disciplined Investors, Inc.	Other Business Connections	Type of Business

28

Fred Martin	Director and President	Compass Investors LP – Special Limited Partner Navigator Investors, LP – Managing General Partner	Financial Services Financial Services
Rob Nicoski	Portfolio Manager	None	N/A
Scott Link	Portfolio Manager	None	N/A

*The principal business address for each of Disciplined Growth Investors, Inc. representatives is: Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402.

GRANDEUR PEAK GLOBAL ADVISORS, LLC

Name*	Position with Grandeur Peaks Global Advisors, LLC	Other Business Connections	Type of Business
Robert Thatcher Gardiner	Chief Executive Officer, Director	Manager Gardiner Investments, LLC 4247 Camille St. Salt Lake City, UT 84124 Director (“Board of Managers”) Gardiner Properties, LLC 1075 East 2100 South Salt Lake City, Utah 84106	Investment holding company Real estate development company
Blake Harold Walker	Chief Investment Officer, Executive Vice President, Director	None	N/A
Eric W. Huefner	President, Chief Operations Officer, Chief Compliance Officer, Director	None	N/A

* The principal business address for each of Grandeur Peak Global Advisors, LLC representatives is: 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101.

HIGHLAND ASSOCIATES, INC.

Name*	Position with Highland Associates, Inc.	Other Business Connections	Type of Business

29

William A. Terry	Founder and Partner	Protective Life Corporation (Birmingham, AL)	Insurance
		Highland Good Steward Management (Birmingham, AL)	Investments
		Highland Strategies, LLC (Birmingham, AL)	Investments
		Highland Information Services, Inc. (Birmingham, AL)	Investments
		APV Fund Manager, LLC (Birmingham, AL)	Investments
		Highland Fund Management Company (Birmingham, AL)	Investments
Charles D. Perry, Jr.	Founder and Partner	Highland Good Steward Management (Birmingham, AL)	Investments
		Highland Strategies, LLC (Birmingham, AL)	Investments
		Highland Information Services, Inc. (Birmingham, AL)	Investments
		APV Fund Manager, LLC (Birmingham, AL)	Investments
		Highland Fund Management Company (Birmingham, AL)	Investments
William Thomas Mills, II	Founder and Partner	Highland Good Steward Management (Birmingham, AL)	Investments
		Highland Strategies, LLC (Birmingham, AL)	Investments
		Highland Information Services, Inc.	Investments
		APV Fund Manager, LLC (Birmingham, AL)	Investments
		Highland Fund Management Company (Birmingham, AL)	Investments
John R. Doody, Jr.	COO and Director of Research and Shareholder	Highland Good Steward Management (Birmingham, AL)	Investments
		Highland Strategies, LLC (Birmingham, AL)	Investments
Susan L. Padgett	Shareholder	N/A	N/A
R. Scott Graham	Consultant and Shareholder	N/A	N/A
Michael T. Lytle	Consultant and Shareholder	N/A	N/A
Paige B. Daniel	Consultant and Shareholder	N/A	N/A
Hunter W. Craig	Manager of Investment Analysis and Shareholder	N/A	N/A

*The principal business address for each of the Highland Associates, Inc. representatives is: 2545 Highland Ave. South, Suite 200 Birmingham, AL 35205-2478.

30

SEAFARER CAPITAL PARTNERS, LLC

Name*	Position with Seafarer Capital Partners, LLC	Other Business Connections	Type of Business
Andrew T. Foster	Managing Member, Chief Executive Officer, Chief Investment Officer

Formerly:

Portfolio Manager

Matthews International Capital Management, LLC

4 Embarcadero Center,

Suite 550

San Francisco CA 94111

Vice President/Officer

Matthews Asian Funds

4 Embarcadero Center,

Suite 550

San Francisco CA 94111

Registered investment adviser to mutual funds; registered investment company
Michelle M. Foster	Managing Member, Chief Financial Officer, Director of Fund Administration	Formerly: Member of Investment Advisory Team and Investment Committee Litman Gregory Asset Management, LLC 100 Larkspur Landing Circle, Suite 204 Larkspur, CA 94939	Registered investment adviser
Kate Jaquet	Compliance Officer	N/A	N/A

* The principal business address for each of the Seafarer Capital Partners, LLC representatives is 700 Larkspur Landing Circle, Suite #105, Larkspur, CA 94939.

31

EMERALD MUTUAL FUNDS ADVISERS TRUST

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
Kenneth Mertz	President, Chief Investment Officer and Portfolio Manager	President, Portfolio Manager (since 1/1/92) Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Daniel Moyer	Executive Vice President	Executive Vice President, Managing Director (since 10/1/1992) and Assistant Secretary Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
		Managing Director (since 5/24/2011) Emerald Fixed-Income Advisers, LLC 3175 Oregon Pike Leola, PA 17540	Investment adviser
		Managing Director (since 8/7/2009), Secretary and Treasurer Emerald Separate Account Management, LLC 3175 Oregon Pike Leola, PA 17540	Investment adviser
		Executive Vice President, Secretary and Treasurer Emerald Asset Management, Inc. 3175 Oregon Pike Leola, PA 17540	Holding company
		President, Manager (since 5/24/2011) EmTALF GP, LLC 3175 Oregon Pike Leola, PA 17540	General Partner of Fund
James Meehan	Chief Compliance Officer	Chief Compliance Officer (since 5/1/2009) Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
		Chief Compliance Officer	Investment adviser

32

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
(since 8/7/2009) Emerald Separate Account Management, LLC 3175 Oregon Pike Leola, PA 17540

		Chief Compliance Officer (since 2/1/2006) Emerald Fixed Income Advisers 3175 Oregon Pike Leola, PA 17540	Investment adviser
Stacy Sears	Senior Vice President, Secretary and Portfolio Manager	Senior Vice President, Portfolio Manager (since 10/1/1992) Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Steve Russell, Esq.	Portfolio Manager, Emerald Banking and Finance Fund
Joseph Garner	Senior Vice President, Portfolio Manager, Emerald Growth Fund	Vice President Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser

		Assistant Secretary Emerald Asset Management, Inc. 3175 Oregon Pike Leola, PA 17540	Holding company

* The principal business address for each of the Emerald Mutual Funds Advisers Trust representatives is 3175 Oregon Pike, Leola, PA 17540.

HANSON MCCLAIN STRATEGIC ADVISORS, INC.

Name*	Position with Hanson McClain Strategic Advisors, Inc.	Other Business Connections	Type of Business
Scott T. Hanson	Co-Owner	Hanson McClain Group 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Holding Company

33

	Co-CEO	Hanson McClain Retirement Network 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
	Co-CEO	Hanson McClain Advisors 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
Patrick C. McClain	Co-Owner	Hanson McClain Group 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Holding Company
	Co-CEO	Hanson McClain Retirement Network 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
	Co-CEO	Hanson McClain Advisors 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
Matthew E. Russell	CFO	Hanson McClain Group 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Holding Company
	CFO	Hanson McClain Retirement Network 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
	CFO	Hanson McClain Advisors 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
Corey C. Gamble	Chief Compliance Officer	Hanson McClain Retirement Network 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
	Chief Compliance Officer	Hanson McClain Advisors 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser

34

David W. Schauer	Financial Advisor	Hanson McClain Advisors 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
	Registered Representative	Hanson McClain Retirement Network 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser

* The principal business address for each of the Hanson McClain Strategic Advisors, Inc. representatives is 3620 Fair Oaks Boulevard, Suite 300, Sacramento, CA 95864.

STONEBRIDGE CAPITAL MANAGEMENT, INC.

Name*	Position with Stonebridge Capital Management, Inc.	Other Business Connections	Type of Business
Richard C. Barrett	Chief Executive Officer, President, Managing Director	President and Chairman of the Board, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Debra L. Newman	Chief Compliance Officer, Executive Vice President, Secretary, Chief Financial Officer, Managing Director	Vice President, Treasurer, and Chief Compliance Officer, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Matthew W. Markatos	Executive Vice President, Managing Director	Vice President, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Karen H. Parris	Executive Vice President, Managing Director	None	N/A

* The principal business address for each of the Stonebridge Capital Management, Inc. representatives is 1801 Century Park East, Suite 1800, Los Angeles, CA 90067.

RREEF Americas LLC

Name*	Position with REEF America LLC	Other Business Connections	Type of Business
Marlena M. Casellini	Deputy COO of Alternatives and Real Assets and COO of Americas	None	N/A

35

Bryan Dejonge	Chief Financial Officer	None	N/A
Pierre Cherki	Global Chief Executive Officer	None	N/A
Aimee Samford	RREEF Americas Chief Operating Officer	None	N/A
Todd Henderson	RREEF Americas Chief Executive Officer	None	N/A
Robin Osterdahl Berger	Chief Compliance Officer	None	N/A
Jennifer Cattier	Chief Legal Officer	None	N/A

* The principal business address for each of the RREEF Americas LLC representatives is 875 N. Michigan Avenue, Chicago, Illinois 60611.

Item 32.	Principal Underwriter.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS Series Trust, Arbitrage Funds, AQR Funds, BBH Trust, Bennett Group of Funds, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	President, Trustee, Chairman
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

36

Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Assistant Secretary, General Counsel	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Jeff Brainard	Vice President, Regional Sales Manager	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Nelson	Vice President, Assistant General Counsel	None
JoEllen Legg	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Senior Associate Counsel	Secretary
Rhonda A. Mills	Vice President, Associate Counsel	None
Jennifer Welsh	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None

* The principal business address for each of the above directors and executive officers is: 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

37

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following offices: (1) ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (2) ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (3) Red Rocks Capital LLC, 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401; (4) Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; (5) Clough Capital Partners LP, One Post Office Square, 40th Floor, Boston, Massachusetts 02109; (6) Vulcan Value Partners, LLC, 3500 Blue Lake Drive, Suite 400, Birmingham, Alabama 35243; (7) CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC), The Metro Center, One Station Place, 3N, Stamford, Connecticut 06902; (8) RiverFront Investment Group, LLC, 1214 East Cary Street, Richmond, VA 23219; and (9) Kotak-Mahindra (UK) Ltd., 6th Floor, Portsoken House, 155-157 Minories, London EC3N 1LS United Kingdom; (10) Aspen Partners Ltd., 4200 Northside Parkway, Building Eleven, Suite 200, Atlanta, GA 30327; (11) Disciplined Growth Investors, Inc., Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402; (12) Grandeur Peak Global Advisors, LLC, 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101; (13) Highland Associates, Inc., 2545 Highland Ave. South, Suite 200 Birmingham, AL 35205-2478; (14) Seafarer Capital Partners, LLC, 700 Larkspur Landing Circle, Suite #105, Larkspur, CA 94939; (15) Emerald Mutual Fund Advisers Trust, 3175 Oregon Pike, Leola, PA 17540; (16) Hanson McClain Strategic Advisors, Inc. 3620 Fair Oaks Boulevard, Suite 300, Sacramento, CA 95864; (17) Stonebridge Capital Management, Inc., 1801 Century Park East, Suite 1800, Los Angeles, CA 90067; and (18) RREEF Americas LLC, 875 N. Michigan Avenue, Chicago, Illinois 60611.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 116 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on June 28, 2013.

FINANCIAL INVESTORS TRUST (Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	June 28, 2013
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	June 28, 2013
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	June 28, 2013
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	June 28, 2013
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	June 28, 2013
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	June 28, 2013
Michael “Ross” Shell*

/s/ Kimberly R. Storms	Treasurer	June 28, 2013
Kimberly R. Storms

* Signature affixed by David T. Buhler pursuant to a power of attorney dated September 11, 2012.

Exhibit List

Exhibit
None